                                                               File Nos. 2-98772
                                                                        811-4347

              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION
                               ON APRIL 16, 2003

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                         / /
                                 --                      --


     Post-Effective Amendment No. 69                     /X/
                                  --                     --


REGISTRATION STATEMENT UNDER THE INVESTMENT
     COMPANY ACT OF 1940


Amendment No. 86                                         /X/
              --                                         --

                                   GMO TRUST

               (Exact Name of Registrant as Specified in Charter)

                  40 Rowes Wharf, Boston, Massachusetts 02110
                    (Address of principal executive offices)

                                  617-330-7500
              (Registrant's telephone number, including area code)

                                with a copy to:

         R. Jeremy Grantham                       J.B. Kittredge, Esq.
              GMO Trust                              Ropes & Gray
           40 Rowes Wharf                        One International Place
    Boston, Massachusetts 02110               Boston, Massachusetts 02110
                    (Name and address of agents for service)


It is proposed that this filing will become effective:

     / / Immediately upon filing pursuant to paragraph (b), or

     / / 60 days after filing pursuant to paragraph (a)(1), or

     / /                    pursuant to paragraph (b), or
            -------------
     /X/ 75 days after filing pursuant to paragraph (a)(2), of Rule 485.



This filing relates only to the GMO Global Allocation Absolute Return Fund, one of forty series of the Registrant; it is not intended to amend or supersede any prior filing relating to any other series of the Registrant.




================================================================================

         GMO TRUST

                                                                      Prospectus
                                                                  June [ ], 2003

         -  GLOBAL ALLOCATION ABSOLUTE RETURN FUND


                                                     --------------------------

                                                     -  INFORMATION ABOUT OTHER
                                                        FUNDS OFFERED BY GMO
                                                        TRUST IS CONTAINED IN
                                                        SEPARATE PROSPECTUSES.

                                                     -  THE FUND DESCRIBED IN
                                                        THIS PROSPECTUS MAY NOT
                                                        BE AVAILABLE FOR
                                                        PURCHASE IN ALL STATES.
                                                        THIS PROSPECTUS IS NOT
                                                        AN OFFERING IN ANY STATE
                                                        WHERE AN OFFERING MAY
                                                        NOT LAWFULLY BE MADE.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC
40 ROWES WHARF - BOSTON, MASSACHUSETTS 02110

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS

                                                                                                Page
                                                                                                ----
SUMMARY OF FUND OBJECTIVE, PRINCIPAL INVESTMENT
STRATEGIES, BENCHMARK AND PRINCIPAL RISKS............................................                 2

SUMMARY OF FUND PERFORMANCE AND FEES AND EXPENSES....................................                 4

DESCRIPTION OF PRINCIPAL RISKS.......................................................                 5

MANAGEMENT OF THE FUND...............................................................                10

DETERMINATION OF NET ASSET VALUE.....................................................                10

HOW TO PURCHASE SHARES...............................................................                12

HOW TO REDEEM SHARES.................................................................                14

MULTIPLE CLASSES.....................................................................                15

DISTRIBUTIONS AND TAXES..............................................................                16

ADDITIONAL INFORMATION...............................................................        back cover

SHAREHOLDER INQUIRIES................................................................        back cover

DISTRIBUTOR..........................................................................        back cover

GMO GLOBAL ALLOCATION
ABSOLUTE RETURN FUND

               FUND CODES
-----------------------------------------
                  Ticker   Symbol   Cusip
Class I
Class II
Class III
Class M

Fund Inception Date:  6/[ ]/03

         The following summary describes the Fund's investment objective, principal investment strategies and principal risks. The Fund may make other investments and engage in other investment strategies that are not specifically described in this summary. More information about the Fund's possible investments and strategies is set forth in the Statement of Additional Information. See the back cover of this Prospectus for information about how to receive the Statement of Additional Information. Unless described as fundamental in this Prospectus or in the Statement of Additional Information, the Fund's investment objective and policies may be changed by the Fund's Board of Trustees without shareholder approval. The investment manager of the Fund is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") (see "Management of the Fund" for a description of the Manager).

         In the following summary, it is noted that the Fund will typically make "investments" in a particular type of security or other asset. Investors should understand that when used in this Prospectus, the word "investments" includes both direct and indirect investments by the Fund. An example of an indirect investment is gaining exposure to the relevant asset type through investments in another fund of the GMO Trust (the "Trust"). The following summary refers to other funds of the Trust. These funds include U.S. Core Fund, Tobacco-Free Core Fund, Value Fund, Intrinsic Value Fund, Growth Fund, Small Cap Value Fund, Small Cap Growth Fund and Real Estate Fund (collectively, the "GMO U.S. Equity Funds"); International Disciplined Equity Fund, International Intrinsic Value Fund, International Growth Fund, Currency Hedged International Equity Fund, Foreign Fund, Foreign Small Companies Fund, International Small Companies Fund, Emerging Markets Fund, Emerging Countries Fund and Asia Fund (collectively, the "GMO International Equity Funds"); and Domestic Bond Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country Debt Fund, Short-Term Income Fund, Global Hedged Equity Fund and Inflation Indexed Bond Fund (collectively, the "GMO Fixed Income Funds"). These funds are offered pursuant to separate prospectuses and statements of additional information. In addition, any reference to the GMO Emerging Markets Funds in the following summary means the Emerging Markets Fund, Emerging Countries Fund and Asia Fund, collectively. The Fund is an Asset Allocation Fund that invests primarily in other funds of the Trust to provide an investor with exposure to the investments--and attendant risks--of the underlying funds of the Trust in which the Fund invests.

INVESTMENT OBJECTIVE

         Seeks absolute risk-adjusted return greater than its benchmark.

PRINCIPAL INVESTMENT STRATEGIES

         The Fund is a fund of funds and invests in shares of other GMO mutual funds, including primarily the GMO International Equity Funds (including the GMO Emerging Markets Funds), the GMO U.S. Equity Funds and the GMO Fixed Income Funds (the "underlying Funds"). Depending on the Manager's current valuation assessment of the global marketplace, the Fund may own different proportions of underlying Funds at different times. The Fund attempts to shift its investments in underlying Funds opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. The Fund will typically be nearly fully exposed to global equity and fixed income securities through investment in the underlying Funds.

         The Manager determines weightings in the underlying Funds using an optimization process based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country and sector levels based on factors/characteristics such as aggregated price to book, dividend yield, cash earnings, price to earnings, inflation and interest rates, among others. Specific to valuation of real estate investment trusts, the process analyzes factors such as price to fair value, price/earnings momentum, short-term sector momentum and property type. Forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying Funds which are used to implement the asset allocation portfolio. The expected value-added for each underlying Fund is determined by assessing such Fund's historical ability to add value, the efficiency of a given asset class, as well as an analysis of what, if anything, has changed about the asset class which might cause such Fund's future value-added to be higher or lower than historical levels. The Manager seeks to outperform inflation (as measured by the Fund's benchmark) by 5% per year over a complete market cycle, and to manage the Fund with low risk relative to the benchmark. There can be no assurances that the Manager will achieve its stated objectives with respect to the Fund.

BENCHMARK

         The Fund's benchmark is the Consumer Price Index for All Urban Consumers ("CPI-U"). The CPI-U is calculated and published on a monthly basis by the United States Department of Labor, Bureau of Labor Statistics and is a measure of the average change in prices over time of goods and services purchased by urban households in the United States. The CPI-U includes expenditures by wage earners, clerical workers, professional, managerial and technical workers, the self-employed, short-term workers, the unemployed, and retirees and others not in the labor force. It is based on prices of food, clothing, shelter, and fuels, transportation fares, charges for doctors' and dentists' services, drugs and other goods and services that people buy for day-to-day living. Prices are collected in 87 urban areas across the country from about 50,000 housing units and approximately 23,000 retail establishments.

PRINCIPAL RISKS OF INVESTING IN THE FUND

         The value of an investment in the Fund changes with the values of the Fund's investments. Many factors can affect values, and you may lose money if you invest in the Fund. Following is a brief summary of the principal risks of an investment in the Fund, including those risks to which the Fund is exposed as a result of its investments in underlying Funds; for a more complete discussion of risks, see "Description of Principal Risks" on page 5.

- Fund of Funds Risk - Because the Fund invests in underlying Funds, the most significant risk of an investment in the Fund is the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds.

- Foreign Investment Risk - Investments in foreign securities may experience more rapid and extreme changes in value than investments in U.S. securities. These markets may be less stable, smaller (both in size and number of participants), less liquid, less regulated and have higher trading costs relative to the U.S. market. These risks are more pronounced for emerging markets issuers, as these securities present market, credit, currency, liquidity, legal, political and other risks greater than or in addition to risks of investing in the securities of U.S. or more developed foreign country issuers.

- Market Risk - Equity Securities - Investments in equity securities may decline in value due to factors affecting issuing companies, their industries, or the economy and equity markets generally. The possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance. In addition, the value of the Fund's investment in the Real Estate Fund can be expected to change in light of factors affecting the real estate industry.

- Market Risk - Fixed Income Securities - The value of investments in fixed income securities will typically decline during periods of rising interest rates. This kind of interest rate risk is generally greater for funds investing in fixed income securities with longer maturities and portfolios with longer durations. Interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for certain underlying Funds that may invest a substantial portion of their assets in lower-rated securities or comparable unrated securities. A related market risk exists for certain underlying Funds that invest in asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. Certain underlying Funds may also be exposed to additional market risk by investing to a material extent in debt securities that pay no interest.

- Smaller Company Risk - The securities of companies with smaller market capitalizations may trade less frequently and in lesser volume than more widely held securities and values may fluctuate in price more sharply than other securities.

         Other principal risks of an investment in the Fund include Derivatives Risk (e.g., use of derivatives creates risks different from, or greater than, risks associated with direct investments in securities and other investments), Currency Risk (e.g., risk that fluctuations in value of non-dollar denominated investments negatively affect the value of such holdings), Market Risk - Value Securities (e.g., risk that market does not recognize value of securities causing their price to decline or fail to approach value Manager anticipates); Non-Diversification Risk (e.g., increased credit, market and other risks from concentration of investments in a small number of securities), Leveraging Risk (e.g., magnified risk from use of derivatives), Liquidity Risk (e.g., difficulty in purchasing and selling investments), Credit and Counterparty Risk (e.g., risk of default of an issuer of a portfolio security or derivatives counterparty), Concentration Risk (e.g., magnified risk resulting from concentrating investments in a small number of industries), Market Risk - Growth Securities (e.g., greater sensitivity of growth securities to general market movements than other types of stocks because market prices place greater emphasis on future earnings expectations) and Management Risk (e.g., risk that the Manager's techniques fail to produce desired results).

PERFORMANCE

         The Fund commenced operations on or about the date of this Prospectus. As a result, no performance information is available.

FEES AND EXPENSES

         The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses paid from Fund assets as a percentage of average daily net assets)      CLASS I    CLASS II    CLASS III      CLASS M
-------------------------------------------------------------------------------------------------------------------------------
Management fee                                                                        *(1)        *(1)         *(1)         *(1)
Shareholder service fee                                                              0.13%(2)    0.07%(2)      *(1)         N/A
Distribution (12b-1) fee                                                              N/A         N/A          N/A         0.25%
Other expenses                                                                        *(1)        *(1)         *(1)         *(1)
Administration fee                                                                    N/A         N/A          N/A      0.05%(4)
Total annual operating expenses                                                       *(1)        *(1)         *(1)         *(1)
Expense reimbursement                                                               *(1,3)      *(1,3)       *(1,3)       *(1,3)
Net annual expenses                                                                   *(1)        *(1)         *(1)         *(1)

(1) The Fund does not charge any management fees directly. The Fund's Class I and Class II shares bear a shareholder service fee. The Fund's Class M shares bear a distribution (12b-1) fee (0.25%) and an administration fee (0.05%) (see note 3). The Fund also incurs certain other direct expenses, which are estimated to be [ ]% for the current fiscal year, all of which are reimbursed as described in note 2 below. Because the Fund invests primarily in underlying Funds, the Fund also incurs fees and expenses indirectly as a shareholder of the underlying Funds. The Fund's indirect net annual operating expenses (excluding all investment-related expenses of the underlying Funds including, but not limited to, interest expense, foreign audit expense, and investment-related legal expense) and indirect investment-related expenses for the current fiscal year are estimated at [ ]% and [ ]%, respectively. Actual indirect expenses for the fiscal year ending February 29, 2004 will vary depending on the particular underlying Funds in which the Fund's portfolio is invested.

(2) In addition to bearing directly a shareholder service fee of the Fund, the Class I and Class II shares will also indirectly bear the shareholder service fees paid by the underlying Funds in which the Fund invests.


(3) The Manager has contractually agreed to reimburse the Fund through at least [June 30, 2004] for the Fund's operating expenses (not including shareholder service fees (Class I and Class II), the administration fee (Class M), distribution (12b-1) fees (Class M), expenses indirectly incurred by investment in underlying Funds and certain other expenses described on page 10 of the Prospectus).

(4) The administration fee for the Fund's Class M shares is payable to the Manager. The Manager uses the administration fee to defray its expenses (or the expenses of a third party) in providing administration and record keeping services to certain marketplaces where Fund shares may be purchased. The Manager does not reimburse the administration fee (see note 2).

EXAMPLE

         This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year, that the Fund's operating expenses remain the same as shown in the table and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                                          1 Year*          3 Years
                                          -------          -------
Class I                                    $[ ]             $[ ]
Class II                                   $[ ]             $[ ]
Class III                                  $[ ]             $[ ]
Class M                                    $[ ]             $[ ]

* After reimbursement

                         DESCRIPTION OF PRINCIPAL RISKS

         Investing in mutual funds involves risk. The Fund is subject to certain risks based on the types of investments in the Fund's portfolio and the investment strategies the Fund employs. Factors that may affect the Fund's portfolio as a whole are called "principal risks" and are summarized in this section. This summary describes the nature of these risks but is not intended to include every potential risk. The Fund could be subject to additional risks because the types of investments made by the Fund change over time. In addition, because the Fund invests in underlying Funds, the Fund will indirectly be exposed to all of the risks of the investments in the underlying Funds' portfolios. Therefore, the principal risks summarized below include both direct and indirect principal risks of the Fund, and all references to investments made by the Fund in this section include those made both directly by the Fund and indirectly by the Fund through the underlying Funds in which the Fund may invest.

         The Statement of Additional Information includes more information about the Fund, its investments and its strategies. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. By itself, the Fund does not constitute a complete investment program.

         - FUND OF FUNDS RISK AND RELATED CONSIDERATIONS. Because the Fund invests in other GMO Funds, the Fund is exposed to the risk that one or more underlying Funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying Funds. The Manager does not charge an investment management fee for asset allocation advice provided to the Fund, but certain other expenses such as custody, transfer agency and audit fees will be borne directly by the Fund, subject to the Manager's agreement to reimburse the Fund (see "Fees and Expenses" above). The Fund will also indirectly bear a proportionate share of the Total Operating Expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other Fund expenses) of the underlying Funds in which it invests, as well as any purchase premiums or redemption fees charged by such underlying Funds subject to fee and expense reimbursement arrangements between the Fund and the Manager (see "Fees and Expenses" above). Since the Manager will receive fees from the underlying Funds, the Manager has a financial incentive to invest the assets of the Fund in underlying Funds with higher fees, despite the investment interests of the Fund. The Manager is legally obligated to disregard that incentive in selecting shares of the underlying Funds.

         - MARKET RISK. The Fund is subject to market risk, which is the risk of unfavorable market-induced changes in the value of the securities owned by the Fund. General market risks associated with investments in equity and fixed income securities include the following:

         EQUITY SECURITIES. The Fund may invest a substantial portion of its assets in equity securities. Therefore, it will be exposed to the principal risk that those equity securities will decline in value due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. The values of equity securities may decline for a number of reasons which directly relate to the issuing company, such as management performance, financial leverage and reduced demand for the issuer's goods or services. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. In addition, they may decline due to general market conditions which are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

         The Fund may maintain substantial exposure to equities and generally not attempt to time the market. Because of this exposure, the possibility that stock market prices in general will decline over short or extended periods subjects the Fund to unpredictable declines in the value of its shares, as well as periods of poor performance.

         VALUE SECURITIES RISK. Some equity securities (generally referred to as "value securities") are purchased primarily because they are selling at a price lower than what is believed to be their true value and not necessarily because the issuing companies are expected to experience significant earnings growth. These securities bear the risk that the companies may not overcome the adverse business developments or other factors causing their securities to be out of favor, or that the market does not recognize the value of the company, such that the price of its securities may decline or may not approach the value that the Manager anticipates. The Fund may invest to material extent in value securities and, therefore, this risk is particularly pronounced for the Fund.

         GROWTH SECURITIES RISK. Certain equity securities (generally known as "growth securities") are purchased primarily because it is believed that they will experience relatively rapid earnings growth. Growth securities typically trade at higher multiples of current earnings than other types of stocks. Growth securities are often more sensitive to general market movements than other types of stocks because their market prices tend to place greater emphasis on future earnings expectations. At times when it appears that these expectations may not be met, growth stock prices typically fall. To the extent the Fund invests in equity securities, it will be subject to these risks.

         FIXED INCOME SECURITIES. The value of the Fund's investments in fixed income securities (including bonds, notes and asset-backed securities) will typically change as interest rates fluctuate. During periods of rising interest rates, the values of fixed income securities generally decline. Conversely, during periods of falling interest rates, the values of fixed income securities generally rise. This kind of market risk, also called interest rate risk, will generally increase to the extent the Fund invests in fixed income securities with longer maturities and portfolios with longer durations (a measure of the expected cash flows of a fixed income security). While interest rate risk is attendant with all fixed income securities and tends to depend mostly on the duration of the security, interest rate risk is generally more pronounced with lower-rated securities and so may be more significant for the Fund because it may invest a significant portion of its assets in lower-rated securities (also called "junk bonds") or comparable unrated securities.

         In addition, a related market risk exists for the Fund to the extent it invests to a material extent in mortgage-related or other asset-backed securities that may be prepaid or the collateral of which may experience a default or downgrade. Because prepayments generally increase when interest rates fall, to the extent the Fund invests in these securities, the Fund will be subject to the risk that cash flows from securities will have to be reinvested at lower rates. Likewise, since prepayments decrease when interest rates rise, these securities have maturities that tend to be longer when that is least desirable - when interest rates are rising. The Fund may also invest to a material extent in debt securities paying no interest, such as zero coupon, principal-only and interest-only securities and, to the extent it makes such investments, the Fund will be exposed to additional market risk.

         - LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell due to a limited market or to legal restrictions, such that the Fund may be prevented from selling particular securities at the price at which the Fund values them. Liquidity risk will generally increase to the extent the Fund's principal investment strategy involves securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk. This risk may be particularly pronounced for the Fund because it may invest a significant portion of its assets in emerging market securities and related derivatives, which are not widely traded and which may be subject to purchase and sale restrictions.

         - SMALLER COMPANY RISK. Market risk and liquidity risk are particularly pronounced for securities of companies with smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Investments in smaller, less seasoned companies may present greater opportunities for growth and capital appreciation, but also involve greater risks than customarily are associated with larger, more established companies. These risks are particularly pronounced for the Fund because it may invest to a material extent in companies with small or medium-sized market capitalizations.

         - DERIVATIVES RISK. The Fund may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value, of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. The Fund can use derivatives for many purposes, including for hedging, and as a substitute for direct investment in securities or other assets. The Fund may also use derivatives as a way to adjust efficiently the exposure of the Fund to various securities, markets and currencies without the Fund actually having to sell current assets and purchase different ones. This is generally done either because the adjustment is expected to be relatively temporary or in anticipation of effecting the sale and purchase of Fund assets over time. For a description of the various derivative instruments that may be utilized by the Fund, refer to the Statement of Additional Information.

         The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates on indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial. The use of derivatives may also increase the amount of taxes payable by shareholders. Many derivative instruments also have documentation risk. Because the contract for each OTC derivative transaction is individually negotiated with a specific counterparty, the Fund is subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently when the Fund seeks to enforce its contractual rights. If that occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty.

         The risks of derivatives may be particularly pronounced for the Fund because it uses derivatives, in particular "synthetic" bonds (created by the Manager by combining a futures contract or option on a fixed income security with cash, a cash equivalent or another fixed income security), as a basic component of its investment strategy to gain exposure to fixed income securities and foreign currencies. In addition, the Fund may use credit default swap contracts to a significant degree, which also presents derivatives risk. In a credit default swap, one party pays a premium through a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. The Fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e., to reduce risk where the Fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer's default. Credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally only pay a return to the party that has paid the premium in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty). Credit default swaps also have documentation risk, as described above.

         - FOREIGN INVESTMENT RISK. The Fund invests in securities traded principally in securities markets outside the United States, and therefore is subject to additional and more varied risks, and may experience more rapid and extreme changes in value. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities may not be subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. There are generally higher commission rates on foreign portfolio transactions, transfer taxes, higher custodial costs and the possibility that foreign taxes will be charged on dividends and interest payable on foreign securities. Also, for lesser developed countries, nationalization, expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country), political changes or diplomatic developments could adversely affect the Fund's investments. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. These risks will be particularly pronounced for the Fund because it may invest a significant portion of its assets in foreign securities (including securities of foreign issuers traded in the U.S.).

         In addition, because the Fund invests a material portion of its assets in the securities of issuers based in countries with "emerging market" economies, it is subject to greater levels of foreign investment risk than other funds investing primarily in more developed foreign markets, since emerging market securities may present market, credit, currency, liquidity, legal, political and other risks greater than, or in addition to, risks of investing in developed foreign countries. These risks include: high currency exchange rate fluctuations; increased risk of default (including both government and private issuers); greater social, economic and political uncertainty and instability (including the risk of war); more substantial governmental involvement in the economy; less governmental supervision and regulation of the securities markets and participants in those markets; unavailability of currency hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be newly organized and may be smaller and less seasoned companies; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions; the risk that it may be more difficult to obtain and/or enforce legal judgments in foreign jurisdictions; and significantly smaller market capitalizations of emerging market issuers.

         - CURRENCY RISK. Currency risk is the risk that fluctuations in exchange rates may negatively affect the value of the Fund's investments. Currency risk includes both the risk that currencies in which the Fund's investments are traded in or currencies in which the Fund has taken on an active investment position will decline in value relative to the U.S. Dollar and, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

         The Fund may engage in proxy hedging of currencies by entering into derivative transactions with respect to a currency whose value is expected to correlate to the value of a currency the Fund owns or wants to own. This presents the risk that the two currencies may not move in relation to one another as expected. In that case, the Fund could lose money on its investment and also lose money on the position designed to act as a proxy hedge. The Fund may also take active currency positions and may cross-hedge currency exposure represented by its securities into another foreign currency. This may result in the Fund's currency exposure being substantially different than that suggested by its securities investments.

         If the Fund invests or trades in foreign currencies, securities denominated in foreign currencies, or related derivative instruments, it may be adversely affected by changes in foreign currency exchange rates. Currency risk is particularly pronounced for the Fund because it regularly enters into derivative foreign currency transactions and may take active long and short currency positions through exchange traded and over-the-counter ("OTC") foreign currency transactions for investment purposes. Derivative foreign currency transactions (such as futures, forwards and swaps) may also involve leveraging risk in addition to currency risk as described below under "Leveraging Risk."

         - NON-DIVERSIFICATION RISK. Most analysts believe that overall risk can be reduced through diversification, while concentration of investments in a small number of securities increases risk. The Fund may invest a significant portion of its assets in shares of underlying Funds that are not "diversified" within the meaning of the 1940 Act. This means that such underlying Funds are allowed to invest in a relatively small number of issuers and/or foreign currencies with greater concentration of risk. As a result, credit, market and other risks associated with these underlying Funds' investment strategies or techniques may be more pronounced for these underlying Funds.

         - CONCENTRATION RISK. Most analysts believe that overall risk is reduced by industry or geographic diversification, and increased by concentrating investments in a small number of industries or countries. The Fund may invest to a material extent in the GMO Real Estate Fund, which invests primarily in real estate securities. Thus, the value of the Fund's shares can be expected to change in light of factors affecting the real estate industry, and may fluctuate more widely than the value of shares of a portfolio that invests in a broader range of industries. Factors affecting the performance of real estate may include excess supply of real property in certain markets, changes in zoning laws, completion of construction, changes in real estate value and property taxes, sufficient level of occupancy, adequate rent to cover operating expenses, and local and regional markets for competing assets. The performance of real estate may also be affected by changes in interest rates, prudent management of insurance risks and social and economic trends. REITs are also subject to substantial cash flow dependency, defaults by borrowers, self-liquidation and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code and/or to maintain exempt status under the 1940 Act.

         - LEVERAGING RISK. The Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions. Also, the Fund may enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase the Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

         The Fund may invest in U.S. Equity or International Equity Funds ("Equity Funds"). The net long exposure of each Equity Fund (including direct investment in securities and long derivative positions in securities and/or "baskets" or indexes of equity securities (such as swap contracts and futures contracts)) will not exceed 100% of the Equity Fund's net assets. Each Equity Fund may manage certain of its derivatives positions by maintaining an amount of cash or liquid securities equal to the face value of those positions. The Equity Funds also may offset derivative positions against one another or against other assets to manage effective market exposure resulting from derivatives in a portfolio. To the extent offsetting positions do not behave in relation to one another as expected, an Equity Fund may perform as if it is leveraged.

         The Fund may also invest in Fixed Income Funds. Fixed Income Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of their derivative positions. As a result, the Fixed Income Funds may be leveraged if measured in terms of aggregate exposure of their assets. However, the Manager seeks to manage the effective market exposure of each of the Fixed Income Funds by controlling the projected tracking error relative to each Fixed Income Fund's benchmark.

         - CREDIT AND COUNTERPARTY RISK. This is the risk that the issuer or guarantor of a fixed income security, the counterparty to an OTC derivatives contract, or a borrower of the Fund's securities, will be unable or unwilling to make timely principal, interest or settlement payments, or to otherwise honor its obligations.

         Credit risk associated with investments in fixed income securities relates to the ability of the issuer to make scheduled payments of principal and interest on an obligation. The Fund is subject to varying degrees of risk that the issuers of the securities will have their credit ratings downgraded or will default, potentially reducing the Fund's share price and income level. Nearly all fixed income securities are subject to some credit risk, which may vary depending upon whether the issuers of the securities are corporations, domestic or foreign governments, or their sub-divisions or instrumentalities. Even certain U.S. Government securities are subject to credit risk. Additional risk exists where there is no rating for the fixed income security and the Manager has to assess the risk subjectively.

         Credit risk is particularly acute for the Fund because it invests in lower-rated securities (also called junk bonds), which are fixed income securities rated lower than Baa3 by Moody's Investors Service, Inc. ("Moody's") or BBB- by Standard & Poor's Ratings Services ("S&P"), or are determined by the Manager to be of comparable quality to securities so rated. The sovereign debt of many foreign governments, including their sub-divisions and instrumentalities, falls into this category. Lower-rated securities offer the potential for higher investment returns than higher-rated securities, but they carry a high degree of credit risk and are considered predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Lower-rated securities may also be more susceptible to real or perceived adverse economic and competitive industry conditions and may be less liquid than higher-rated securities. Accordingly, the Fund may be subject to substantial credit risk.

         In addition, the Fund is exposed to credit risk because it may generally make use of OTC derivatives (such as forward foreign currency contracts and/or swap contracts) and because it may engage to a significant extent in the lending of Fund securities or use of repurchase agreements. OTC derivative transactions can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will be able to meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them. The Fund, therefore, assumes the risk that it may be unable to obtain payments owed to it under OTC derivatives contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. While the Manager intends to monitor the creditworthiness of contract counterparties, there can be no assurance that the counterparty will be in a position to meet its obligations, especially during unusually adverse market conditions. This type of counterparty risk will generally be more pronounced for the Fund to the extent it invests in OTC derivatives with longer durations or that have greater exposure to any one counterparty.

         - MANAGEMENT RISK. The Fund is subject to management risk because it relies on the Manager's ability to pursue its objective. The Manager will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these will produce the desired results. As noted above, the Manager may also fail to use derivatives effectively, for example, choosing to hedge or not to hedge positions precisely when it is least advantageous to do so. As indicated above, however, the Fund generally does not attempt to time the market and instead generally stays fully invested in underlying Funds.

                             MANAGEMENT OF THE FUND

         GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 provides investment advisory services to the GMO Funds. GMO is a private company, founded in 1977. As of May [ ], 2003, GMO managed more than $[ ] billion for institutional investors such as pension plans, endowments, foundations and the GMO Funds.

         Subject to the approval of the Trust's board of trustees, the Manager establishes and modifies when necessary the investment strategies of the Fund. In addition to its management services to the Fund, the Manager administers the Fund's business affairs.

         With respect to all classes of shares of the Fund, except Class M shares, the Manager provides to such classes direct client service and reporting, such as performance information reporting, client account information, personal and electronic access to Fund information, access to analysis and explanations of Fund reports and assistance to correct and maintain client-related information. The Class I and II shares of the Fund each pay the Manager a shareholder service fee in exchange for the Manager providing these services. The Class III shares of the Fund do not pay the Manager a shareholder service fee in exchange for the Manager providing these services. However, each class of shares of the Fund (including Class M shares) indirectly bears the shareholder service fees paid by the underlying Funds in which the Fund invests. As of the date of this Prospectus, the Fund has not yet commenced operations, and, therefore, the Class I and Class II shares of the Fund have not yet paid the Manager a shareholder service fee, and no class of shares of the Fund has indirectly borne any shareholder service fees of underlying Funds.

         Class M shares of the Fund pay the Manager an administration fee, which is used by the Manager to defray its expenses (or expenses of a third party) in providing administration and record keeping services to certain marketplaces where Class M shares of the Fund may be purchased. As of the date of this Prospectus, the Fund has not yet commenced operations, and therefore, the Class M shares have not yet paid the Manager an administration fee.

         The Manager does not receive from any class of shares of the Fund, a management fee for management services rendered to the Fund. However, each class of shares of the Fund indirectly bears the management fees paid by the underlying Funds in which the Fund invests. As of the date of this Prospectus, the Fund has not yet commenced operations, and, therefore, no class of shares of the Fund has indirectly borne any management fees of underlying Funds.

         Day-to-day management of the Fund is the responsibility of the Asset Allocation division of the Manager, which is comprised of investment professionals associated with the Manager. No one person is primarily responsible for making recommendations to the division.

CUSTODIAN AND TRANSFER AGENT

         Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Fund's custodian and transfer agent.

EXPENSE REIMBURSEMENT

         As more fully described in the Fund's "Fees and expenses" table, the Manager has contractually agreed to reimburse the Fund with respect to certain expenses through at least [June 30, 2004]. The following expenses are specifically excluded from the Manager's reimbursement obligation: the administration fee (Class M), distribution (12b-1) fees (Class M), shareholder service fees (Class I and Class II), expenses indirectly incurred by investment in underlying Funds, fees and expenses (including legal fees) of the independent trustees of the Trust, brokerage commissions and other investment-related costs, hedging transaction fees, extraordinary, non-recurring and certain other unusual expenses (including taxes), securities lending fees and expenses, interest expense and transfer taxes.

                        DETERMINATION OF NET ASSET VALUE

         The net asset value or "NAV" of a share is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), generally 4:00 p.m. Eastern time. The Fund may not determine its NAV on days during which no security is tendered for redemption and no order to purchase or sell such security is received by the Fund. The Fund's net asset value is determined by dividing the total market value of the Fund's portfolio investments and other assets, less any liabilities, by the total outstanding shares of the Fund. The market value of the Fund's (and underlying Funds') investments is generally determined as follows:

Exchange listed securities

         -        Last sale price or

         -        Official closing price or

         - Most recent bid price (if no reported sale or official closing price) or

         - Broker bid (if the private market is more relevant in determining market value than the exchange), based on where the securities are principally traded and what their intended disposition is.

Unlisted securities (if market quotations are readily available)

         -        Most recent quoted bid price

Certain debt obligations (if less than sixty days remain until maturity)

         - Amortized cost (unless circumstances dictate otherwise; for example, if the issuer's creditworthiness has become impaired)

All other fixed income securities and options on those securities (includes bonds, loans, structured notes)

         - Closing bid supplied by a primary pricing source chosen by the Manager

All other assets and securities (if no quotations are readily available)

         - Fair value as determined in good faith by the Trustees or persons acting at their direction

                  - In certain cases, a significant percentage of assets of certain underlying Funds in which the Fund may invest may be "fair valued. " The value of assets that are "fair valued" is determined by the Trustees or persons acting at their direction pursuant to procedures approved by the Trustees. Some of the factors that may be considered in determining "fair value" are the value of other financial instruments traded on other markets, trading volumes, changes in interest rates, observations from financial institutions, and other news events. Although the goal of fair valuation is to determine the amount which the owner of the securities might reasonably expect to receive upon their current sale, because of the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different than the value realized upon such asset's sale.

         The Manager evaluates primary pricing sources on an ongoing basis, and may change any pricing source at any time. However, the Manager will not normally evaluate the prices supplied by the pricing sources on a day-to-day basis. The Manager is kept informed of erratic or unusual movements (including unusual inactivity) in the prices supplied for a security and may in its discretion override a price supplied by a source (by taking a price supplied from another) because of such price activity or because the Manager has other reasons to believe that a price supplied may not be reliable. Certain securities may be valued on the basis of a price provided by a principal market maker. Prices provided by principal market makers may vary from the value that would be realized if the securities were sold.

         The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at current exchange rates or at such other rates as the Trustees or persons acting at their direction may determine in computing net asset value. Fluctuations in the value of foreign currencies in relation to the U.S. dollar will affect the net asset value of shares of the Fund even though there has not been any change in the values of such securities and options measured in terms of the foreign currencies in which they are denominated.

         Foreign exchanges and securities markets usually close prior to the time the NYSE closes and values of foreign options and foreign securities will be determined as of those earlier closings. Events affecting the values of foreign securities may occasionally occur between the earlier closings and the closing of the NYSE which will not be reflected in the computation of the Fund's net asset value. If an event materially affecting the value of foreign securities occurs during that period, then those securities may be valued at fair value as determined in good faith by the Trustees or persons acting at their direction. In addition, because the Fund may hold portfolio securities listed on foreign exchanges which may trade on days on which the NYSE is closed, the net asset value of the Fund's shares may be significantly affected on days when investors will have no ability to redeem their shares in the Funds.

                             HOW TO PURCHASE SHARES

         PURCHASE INSTRUCTIONS FOR CLASSES I, II AND III. You may purchase the Fund's shares from the Trust on any day when the NYSE is open for business. In addition, brokers and agents are authorized to accept purchase and redemption orders on the Fund's behalf. You may pay a fee if you effect a transaction through a broker or agent. To obtain a purchase order form, call the Trust at
(617) 346-7646, e-mail to SHS@GMO.com or contact your broker or agent.

         Purchase Policies. Before a purchase order will be acted upon by the Trust, the Trust must determine that the purchase order is in "good order. " A purchase order is in "good order" if:

         - a completed purchase order, containing the following information, is submitted to the Trust or its agent:

                  - signature exactly in accordance with the form of registration

                  -        the exact name in which the shares are registered

                  -        the investor's account number

                  - the number of shares or the dollar amount of shares to be purchased

         - the purchase order is received and accepted by the Trust or its agent (the Trust reserves the right to reject any order)

         - payment (by check or wire) for the purchase is received before 4:00 p.m. (Eastern time) on the day the purchase order is accepted

                  - if an investor provides adequate written assurances of intention to pay, the Trust may extend settlement up to four business days.

         The purchase price of a share of the Fund is the net asset value per share next determined after the purchase order is received in "good order." Purchase order forms received by the Trust or its agent after the deadline will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day.

         Minimum Investment Amounts. Minimum investment amounts for the Class I, Class II and Class III shares of the Fund are set forth in the table on page 15 of this Prospectus. There is no minimum additional investment required to purchase additional shares of the Fund. The Trust may waive initial minimums for certain accounts.

         Submitting Your Purchase Order Form. Completed purchase order forms can be submitted by MAIL or by FACSIMILE to the Trust at:

                                    GMO Trust
                   c/o Grantham, Mayo, Van Otterloo & Co. LLC
                                 40 Rowes Wharf
                           Boston, Massachusetts 02110
                            Facsimile: (617) 439-4192
                         Attention: Shareholder Services

         Call the Trust at (617) 346-7646 or e-mail to SHS@GMO.com to CONFIRM RECEIPT of your purchase order form. Do not send cash, checks or securities directly to the Trust.

         Funding Your Investment. You may purchase shares:

         -        with cash (via wire transfer or check)

                  - BY WIRE. Instruct your bank to wire the amount of your investment to:

              Investors Bank & Trust Company, Boston, Massachusetts
                                ABA#: 011-001-438
                              Attn: Transfer Agent
                     Credit: GMO Deposit Account 55555-4444
                Further credit: GMO Fund/Account name and number

                  - BY CHECK. All checks must be made payable to the appropriate Fund or to GMO Trust. The Trust will not accept any checks payable to a third party which have been endorsed by the payee to the Trust. Mail checks to:

       By U.S. Postal Service:                   By Overnight Courier:
    Investors Bank & Trust Company          Investors Bank & Trust Company
      GMO Transfer Agent MFD 23                GMO Transfer Agent MFD 23
            P.O. Box 9130                  200 Clarendon Street, 16th Floor
   200 Clarendon Street, 16th Floor                Boston, MA 02116
        Boston, MA 02117-9130

         -        by exchange (from another GMO product)

                  - written instruction should be sent to GMO Trust's Shareholder Services at (617) 439-4192 (facsimile)

                  - the Fund will not honor requests for exchanges by shareholders who identify themselves or are identified as "market-timers." Market-timers are generally those investors who repeatedly make exchanges within a short period or otherwise engage in frequent transactions in a manner that may be disruptive to the Fund, as reasonably determined by the Fund. The Fund does not automatically redeem shares that are the subject of a rejected exchange request.

         -        in exchange for securities acceptable to the Manager

                  - securities must be approved by the Manager prior to transfer to the Fund

                  - securities will be valued as set forth under "Determination of Net Asset Value" on page 10

         -        by a combination of cash and securities

         PURCHASE INSTRUCTIONS FOR CLASS M. The Fund's Class M shares may be purchased through certain brokers and agents who are authorized to accept purchase and redemption orders on the Fund's behalf. For instructions on purchasing shares or to obtain a purchase order form, please contact the broker or agent from whom this Prospectus was received.

         Purchase Policies. The purchase price of a Class M share of the Fund is the net asset value per share next determined after the purchase order is received by the Trust's agent. Purchase order forms received by the Trust's agent after 4:00 p.m. (Eastern time) will be honored on the next following business day, and the purchase price will be effected based on the net asset value per share computed on that day. The Trust and its agent reserve the right to reject any order.

         Distribution and Service (12b-1) Plan. The Fund has adopted a distribution plan to pay for the sale and distribution of Class M shares and for services provided to Class M shareholders. The plan provides for payments at annual rates not to exceed 1.00% of the Fund's average daily net assets attributable to its Class M shares. The Trustees currently limit payments on Class M shares under the Plan to 0.25% of the Fund's average daily net assets attributable to its Class M shares. Because these fees are paid out of the Fund's Class M assets on an ongoing basis, these fees will increase the cost of your investment and may cost you more over time than paying other types of sales charges.

                              HOW TO REDEEM SHARES

         You may redeem shares of the Fund on any day when the NYSE is open for business. For instructions on redeeming Class M shares, please contact the broker or agent from whom this Prospectus was received.

         REDEMPTION POLICIES. Payment on redemption will be made as promptly as possible (generally on the next business day) and no later than seven days (subject to the exceptions noted below) after the request for redemption is received by the Trust or its agent, as applicable, in "good order."

         A redemption request is in "good order" if it:

         -        is signed exactly in accordance with the form of registration;

         -        includes the exact name in which the shares are registered;

         -        includes the investor's account number; and

         - includes the number of shares or the dollar amount of shares to be redeemed.

         If the redemption request is received in "good order" and prior to the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time), the redemption price is the net asset value per share determined on that day. If the redemption request is received in "good order" but after the close of regular trading on the NYSE, the redemption price is the net asset value per share determined on the next business day.

         The Fund may suspend the right of redemption and may postpone payment for more than seven days:

         -        if the NYSE is closed for other than weekends or holidays

         -        during periods when trading on the NYSE is restricted

         - during an emergency which makes it impracticable for the Fund to dispose of its securities or to fairly determine the net asset value of the Fund

         - during any other period permitted by the Securities and Exchange Commission for the protection of investors.

         Pursuant to the Trust's Amended and Restated Agreement and Declaration of Trust, the Trust has the right to redeem unilaterally at any time any shareholder of the Fund if at such time the shareholder owns shares of the Fund or any class of the Fund having an aggregate net asset value of less than an amount determined from time to time by the Trustees.

         ADDITIONAL REDEMPTION INSTRUCTIONS FOR CLASSES I, II AND III. If the Manager determines, in its sole discretion, that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in-kind of securities held by the Fund instead of cash.

         If a redemption is made in cash:

         - payment will be made in federal funds transferred to the account designated in writing by authorized persons

                  - designation of additional accounts and any change in the accounts originally designated must be made in writing.

         - upon request, payment will be made by check mailed to the registration address

         If a redemption is made in-kind, it is important for you to note:

         - securities used to redeem Fund shares will be valued as set forth under "Determination of Net Asset Value" on page 10

         - securities distributed by the Fund will be selected by the Manager in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio

         - to the extent available, in-kind redemptions will be of readily marketable securities

         - you may incur brokerage charges on the sale of any securities received as a result of an in-kind redemption

         - in-kind redemptions will be transferred and delivered by the Trust as directed by you

         Submitting Your Redemption Request. Redemption requests can be submitted by MAIL or by FACSIMILE to the Trust at the address/facsimile number set forth under "How to Purchase Shares - Submitting Your Purchase Order Form" Redemption requests submitted by mail are "received" by the Trust when actually delivered to the Trust or its agent. Call the Trust at (617)346-7646 or e-mail to SHS@GMO.com to CONFIRM RECEIPT of redemption requests.

                                MULTIPLE CLASSES

         CLASSES I, II AND III. The Fund offers multiple classes of shares. The sole economic difference among the Class I, Class II and Class III shares of the Fund is the level of shareholder service fee that these classes bear for client and shareholder service, reporting and other support, reflecting the fact that, as the size of a client relationship increases, the cost to serve that client decreases as a percentage of the assets in that account. Thus, the shareholder service fee is lower for those classes where eligibility criteria require greater total assets under GMO's management.

---------------------------------------------------------------------------------------------
                   MINIMUM TOTAL INVESTMENT        SHAREHOLDER SERVICE FEE (AS A % OF
                          IN THE FUND                   AVERAGE DAILY NET ASSETS)
---------------------------------------------------------------------------------------------
CLASS I                   $   [ ]                                    0.13%*
---------------------------------------------------------------------------------------------
CLASS II                  $   [ ]                                    0.07%*
---------------------------------------------------------------------------------------------
CLASS III                 $1 million                                 0.00%*
---------------------------------------------------------------------------------------------

         * The Fund will indirectly bear additional shareholder service fees by virtue of its investments in underlying Funds. As described in the "Fees and Expenses" table, these indirect shareholder service fees are not included among the expenses reimbursed by the Manager pursuant to the Manager's contractual agreement to reimburse certain expenses of the Fund through at least [June 30, 2004].

         Eligibility for Classes. Eligibility for Classes I, II and III of the Fund depends upon the client meeting the minimum "Total Investment" set forth in the above table, which include only a client's Total Investment in the Fund, calculated as described below.

         Determination of Total Investment. A client's Total Investment equals the market value of all the client's assets managed by GMO and its affiliates
(1) at the time of initial investment, (2) at close of business on the last business day of each calendar quarter, or (3) at other times as determined by the Manager (each, a "Determination Date"). The Manager will monitor the value of the MSCI World Index (computed in U.S. dollars with net dividends reinvested). On December 31 of any year, the Manager may increase the Minimum Total Investment amount for the Class III shares by the same percentage by which the value of the MSCI World Index increased from June 30, 2000 through December 31 of the year being evaluated.

You should note:

         - There is no minimum additional investment required to purchase additional shares of the Fund.

         -        The Trust may waive initial minimums for certain accounts.

         - The Manager will make all determinations as to the aggregation of client accounts for purposes of determining eligibility.

         - Eligibility requirements for each class of shares are subject to change upon notice to shareholders.

         Conversions between Classes. Client's shares in the Fund (not including Class M shares) will be converted to the class of shares of the Fund (not including Class M shares) with the lowest shareholder service fee for which the client is eligible, based on the amount of the client's Total Investment on the Determination Date. The conversion will occur within 15 business days following the Determination Date on a date selected by the Manager.

         The Trust has been advised by counsel that the conversion of a client's investment from one class of shares of the Fund to another class of shares of the Fund should not result in the recognition of gain or loss in the Fund's shares. The client's tax basis in the new class of shares immediately after the conversion should equal the client's basis in the converted shares immediately before conversion, and the holding period of the new class of shares should include the holding period of the converted shares.

         CLASS M. Class M shares of the Fund have higher fee and expense levels than the Class I, II and III shares of the Fund (as described in the "Fees and expenses" table above). Class M shareholders do not have the right to convert Class M shares into, or exchange Class M shares for, other classes of shares of the Fund.

                             DISTRIBUTIONS AND TAXES

         The policy of the Fund is to declare and pay distributions of its dividends and interest and foreign currency gains semi-annually. The Fund also intends to distribute net gains from the sale of securities held by the Fund for not more than one year ("net short-term capital gains") and net gains from the sale of securities held by the Fund for more than one year ("net long-term capital gains") at least annually. The Fund is treated as a separate taxable entity for federal income tax purposes and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

         All dividends and/or distributions will be paid in shares of the Fund, at net asset value, unless the shareholder elects to receive cash. There is no purchase premium on reinvested dividends or distributions. Shareholders may make this election by marking the appropriate box on the purchase order form or by writing to the Trust.

It is important for you to note:

         - For federal income tax purposes, Fund distributions derived from interest, dividends and certain other income, including in general short-term capital gains of the Fund, will be taxable as ordinary income to shareholders subject to federal income tax whether paid in cash or in shares. Properly designated Fund distributions derived from net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses) of the Fund will be taxable as long-term capital gains, regardless of how long a shareholder may have owned shares in the Fund or whether the distributions are received in cash or in reinvested shares.

         - Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. If you buy shares just prior to a taxable distribution by the Fund, you will pay the full price of the shares (including the value of the pending distribution). When the distribution is then paid it will be subject to tax, even though, from an investment standpoint, it may constitute a partial return of capital.

         - The Fund's investment in foreign securities may be subject to foreign withholding taxes on dividends, interest or capital gains, which will decrease the Fund's yield. In certain instances, shareholders may be entitled to claim a credit or deduction with respect to foreign taxes.

         - The Fund's investment in foreign securities, foreign currencies, debt obligations issued or purchased at a discount, asset-backed securities, assets "marked to the market" for federal income tax purposes and, potentially, so-called "indexed securities" (including inflation-indexed bonds) may increase or accelerate the Fund's recognition of income, including the recognition of taxable income in excess of the cash generated by such investments. These investments may, therefore, affect the timing or amount of the Fund's distributions and may cause the Fund to liquidate other investments at a time when it is not advantageous to do so in order to satisfy the distribution requirements that apply to entities taxed as regulated investment companies.

         - Any gain resulting from the sale, exchange or redemption of your shares will generally also be subject to tax.

         - The Fund's use of derivatives may increase the amount of taxes payable by its shareholders.

         - The investments by the Fund in underlying Funds could affect the amount, timing and character of distributions. See "Taxes
                  - Taxation Implications of Certain Investments" in the Statement of Additional Information.

         The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends paid out of earnings previously taxed at the corporate level. Many of the details of the proposal have not been specified, and the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion above.

         The above is a general summary of the principal federal income tax consequences of investing in the Fund for shareholders who are U.S. citizens, residents or domestic corporations. You should consult your own tax advisors about the precise tax consequences of an investment in the Fund in light of your particular tax situation, including possible foreign, state, local or other applicable tax laws (including the federal alternative minimum tax).

                                    GMO TRUST

                             ADDITIONAL INFORMATION

         The Fund's Statement of Additional Information (the "Statement") is available free of charge by writing to GMO, 40 Rowes Wharf, Boston, Massachusetts 02110 or by calling collect (617) 346-7646. The Statement contains more detailed information about the Fund and is incorporated by reference into this Prospectus.

         Investors can review and copy the Prospectus and Statement at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Other information about the Fund is available on the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102.

                              SHAREHOLDER INQUIRIES

                       Shareholders may request additional
                    information from and direct inquiries to:
                             Shareholder Services at
                     Grantham, Mayo, Van Otterloo & Co. LLC,
                        40 Rowes Wharf, Boston, MA 02110
                          1-617-346-7646 (CALL COLLECT)
                              1-617-439-4192 (FAX)
                                   SHS@GMO.com
                           website: http://www.gmo.com

                Class M shareholders may also request additional
                       information and direct inquiries to
                           the broker or agent through
                           whom shares were purchased.

                                   DISTRIBUTOR

                             Funds Distributor, Inc.
                                 60 State Street
                           Boston, Massachusetts 02109

                                        INVESTMENT COMPANY ACT FILE NO. 811-4347

                                    GMO TRUST

                   GMO GLOBAL ALLOCATION ABSOLUTE RETURN FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                                 June [ ], 2003

This Statement of Additional Information is not a prospectus. It relates to the GMO Global Allocation Absolute Return Fund Prospectus dated June [ ], 2003, and as amended from time to time thereafter (the "Prospectus"), and should be read in conjunction therewith. The GMO Global Allocation Absolute Return Fund (the "Fund") is a series of GMO Trust. Information from the Prospectus is incorporated by reference into this Statement of Additional Information. The Prospectus may be obtained free of charge from GMO Trust, 40 Rowes Wharf, Boston, Massachusetts 02110, or by calling the Fund collect at (617) 346-7646.

                                TABLE OF CONTENTS

                                                                                    Page
                                                                                    ----
INVESTMENT OBJECTIVES AND POLICIES..............................................      1

FUND INVESTMENTS................................................................      1

DESCRIPTIONS AND RISKS OF FUND INVESTMENTS......................................      5

TRACKING ERROR..................................................................     31

USES OF DERIVATIVES.............................................................     31

INVESTMENT RESTRICTIONS.........................................................     41

DETERMINATION OF NET ASSET VALUE................................................     44

DISTRIBUTIONS...................................................................     44

TAXES...........................................................................     44

PERFORMANCE INFORMATION.........................................................     49

MANAGEMENT OF THE TRUST.........................................................     51

INVESTMENT ADVISORY AND OTHER SERVICES..........................................     56

DISTRIBUTION (12b-1) PLAN.......................................................     58

PORTFOLIO TRANSACTIONS..........................................................     60

DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES................................     61

VOTING RIGHTS...................................................................     62

SHAREHOLDER AND TRUSTEE LIABILITY...............................................     63

BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES............................     63

APPENDIX A -- COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

The GMO Global Allocation Absolute Return Fund (the "Fund") is a series of GMO Trust (the "Trust"). The Trust is a "series investment company" that consists of a separate series of investment portfolios (the "Series"), each of which is represented by a separate series of shares of beneficial interest. Each Series' manager is Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO"). Shares of the other Series of the Trust are offered pursuant to separate prospectuses and statements of additional information.

Throughout this Statement of Additional Information, it is noted that the Fund will typically make "investments" in a particular type of security or other asset. Investors should understand that when used in this Statement of Additional Information, the word "investments" includes both direct and indirect investments by the Fund. An example of an indirect investment is gaining exposure to the relevant asset type through investments in another Series of the Trust.

                        INVESTMENT OBJECTIVE AND POLICIES

The principal strategies and risks of investing in the Fund are described in the Prospectus. Unless otherwise indicated in the Prospectus or this Statement of Additional Information, the investment objective and policies of the Fund may be changed without shareholder approval.

                                FUND INVESTMENTS

The Fund is generally permitted (but not required) to make investments in shares of other Funds of the Trust;(1) securities (including certificates of deposit issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States;(2) and short-term paper(3). The Fund may, however, make other types of investments provided such an investment is consistent with the Fund's investment objective and policies and the Fund's investment restrictions do not expressly prohibit it from so doing.

As stated above, the Fund is permitted to invest in other funds of the Trust ("underlying Funds"). These underlying Funds include U.S. Core Fund, Tobacco-Free Core Fund, Value Fund, Intrinsic Value Fund, Growth Fund, Small Cap Value Fund, Small Cap Growth Fund and Real Estate Fund (collectively, the "Domestic Equity Funds"); International Disciplined Equity Fund, International Intrinsic Value Fund, International Growth Fund, Currency Hedged International Equity Fund, Foreign Fund, Foreign Small Companies Fund, International Small Companies Fund, Emerging Markets Fund, Emerging Countries Fund and Asia Fund (collectively, the "International Equity Funds"); and Domestic Bond Fund, Core Plus Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, Global Bond Fund, Emerging Country

--------------------------
(1) For more information, see "Descriptions and Risks of Fund
Investments--Investments in Other Investment Companies" herein.

(2) For more information, see "Descriptions and Risks of Fund Investments--U.S. Government Securities and Foreign Government Securities" herein.

(3) For more information, see "Descriptions and Risks of Fund Investments--Cash and Other High Quality Investments" herein.

Debt Fund, Short-Term Income Fund, Global Hedged Equity Fund and Inflation Indexed Bond Fund (collectively, the "Fixed Income Funds"). The following chart indicates the types of investments which each underlying Fund is generally permitted (but not required) to make. An underlying Fund may, however, make other types of investments provided such an investment is consistent with the underlying Fund's investment objective and policies and the underlying Fund's investment restrictions do not expressly prohibit it from so doing.

---------------------------------------------------------------------------------------------------------------------------
                                           Domestic Equity                                            Securities of Foreign
                                             Securities(1)  Preferred Stocks  Convertible Securities        Issuers(2)
---------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                                    X                                      X
---------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund                            X                                      X
---------------------------------------------------------------------------------------------------------------------------
Value Fund                                        X                                      X                      X
---------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                              X                                      X
---------------------------------------------------------------------------------------------------------------------------
Growth Fund                                       X                                      X
---------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                              X                 X                    X
---------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                             X                 X                    X
---------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                  X                 X                                           X
---------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund             X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund                X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
International Growth Fund                         X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund         X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Foreign Fund                                      X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                      X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
International Small Companies Fund                X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                             X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                           X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Asia Fund                                         X                                      X                      X
---------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
---------------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                                X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                               X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
International Bond Fund                           X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund           X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                  X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                        X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                                                                                          X
---------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund                         X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                       X                 X                    X                      X
---------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                           Securities of Foreign    Securities of Emerging
                                           Issuers (Traded on U.S.     Market Issuers or
                                                Exchanges)(2)             Countries(2)      Depository Receipts  Illiquid Securities
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                                         X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund                                 X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
Value Fund                                             X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                                   X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                                            X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                   X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                  X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                       X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund                  X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund                     X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                              X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund              X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Fund                                           X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                           X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
International Small Companies Fund                     X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                  X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                                X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Asia Fund                                              X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                                     X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                                    X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
International Bond Fund                                X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund                X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                       X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                             X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund                              X                        X                    X                    X
------------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                            X                                             X                    X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Reverse Repurchase
                                           Futures and Options  REITs(3)  Swap Contracts  Repurchase Agreements      Agreements
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund                                      X              X             X                  X
------------------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund                              X              X             X                  X
------------------------------------------------------------------------------------------------------------------------------------
Value Fund                                          X              X             X                  X
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                                X              X             X                  X
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund                                         X              X             X                  X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                X              X             X                  X
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                               X              X             X                  X
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                    X              X             X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund               X                            X                  X
------------------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund                  X                            X                  X
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                           X                            X                  X
------------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund           X                            X                  X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Fund                                        X                                               X
------------------------------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                        X                                               X
------------------------------------------------------------------------------------------------------------------------------------
International Small Companies Fund                  X                            X                  X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                               X                            X                  X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                             X                            X                  X
------------------------------------------------------------------------------------------------------------------------------------
Asia Fund                                           X                            X                  X
------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                                  X                            X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                                 X                            X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
International Bond Fund                             X                            X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund             X                            X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                    X                            X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                          X                            X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                              X                            X                  X
------------------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund                           X                            X                  X
------------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                         X                            X                  X                     X
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                                   Shares of Other GMO  Cash and Other High
                                             Investment Companies     Trust Funds(4)    Quality Investments
-----------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------
U.S. Core Fund                                        X                                          X
-----------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund                                X                                          X
-----------------------------------------------------------------------------------------------------------
Value Fund                                            X                                          X
-----------------------------------------------------------------------------------------------------------
Intrinsic Value Fund                                  X                                          X
-----------------------------------------------------------------------------------------------------------
Growth Fund                                           X                                          X
-----------------------------------------------------------------------------------------------------------
Small Cap Value Fund                                  X                                          X
-----------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                 X                                          X
-----------------------------------------------------------------------------------------------------------
Real Estate Fund                                      X                                          X
-----------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund                 X                                          X
-----------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund                    X                                          X
-----------------------------------------------------------------------------------------------------------
International Growth Fund                             X                                          X
-----------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund             X                     X                    X
-----------------------------------------------------------------------------------------------------------
Foreign Fund                                          X                                          X
-----------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                          X                                          X
-----------------------------------------------------------------------------------------------------------
International Small Companies Fund                    X                                          X
-----------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                 X                     X                    X
-----------------------------------------------------------------------------------------------------------
Emerging Countries Fund                               X                     X                    X
-----------------------------------------------------------------------------------------------------------
Asia Fund                                             X                     X                    X
-----------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------
Domestic Bond Fund                                    X                     X                    X
-----------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                                   X                     X                    X
-----------------------------------------------------------------------------------------------------------
International Bond Fund                               X                     X                    X
-----------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund               X                     X                    X
-----------------------------------------------------------------------------------------------------------
Global Bond Fund                                      X                     X                    X
-----------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                            X                     X                    X
-----------------------------------------------------------------------------------------------------------
Short-Term Income Fund                                X                     X                    X
-----------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund                             X                     X                    X
-----------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                           X                     X                    X
-----------------------------------------------------------------------------------------------------------

(1) For more information, see, among other sections, "Description of Principal Risks -- Market Risk - Equity Securities" in the Prospectus.

(2) For more information, see, among other sections, "Description of Principal Risks -- Foreign Investment Risk" in the Prospectus and "Descriptions and Risks of Fund Investments -- Certain Risks of Foreign Investments" herein.

(3) For more information, see, among other sections, "Description of Principal Risks -- Concentration Risk" in the Prospectus.

(4).For more information, see, among other things, "Descriptions and Risks of Fund Investments - Investments in Other Investment Companies" herein.

---------------------------------------------------------------------------------------------------------------------------------
                                             Long and Medium Term                                             Mortgage-Backed and
                                              Corporate & Gov't      Short-term Corporate and                  Other Asset-Backed
                                                   Bonds(5)             Government Bonds(5)     Brady Bonds       Securities
---------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund
---------------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund
---------------------------------------------------------------------------------------------------------------------------------
Value Fund
---------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund
---------------------------------------------------------------------------------------------------------------------------------
Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
---------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
---------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                                                                                         X
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
---------------------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund              X                           X
---------------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund                 X                           X
---------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                          X                           X
---------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund          X                           X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Fund                                       X                           X
---------------------------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                       X                           X
---------------------------------------------------------------------------------------------------------------------------------
International Small Companies Fund                 X                           X
---------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                              X                           X
---------------------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                            X                           X
---------------------------------------------------------------------------------------------------------------------------------
Asia Fund                                          X                           X
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
---------------------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                                 X                                                                     X
---------------------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                                X                                                                     X
---------------------------------------------------------------------------------------------------------------------------------
International Bond Fund                            X                                                                     X
---------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund            X                                                                     X
---------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                   X                                                                     X
---------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                         X                                                  X                  X
---------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                                                         X                                         X
---------------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund
---------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                        X                                                                     X
---------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                            Adjustable Rate    Firm Commitments and
                                              Securities      When-Issued Securities    Dollar Roll Agreements  Loan Participations
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund
------------------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund
------------------------------------------------------------------------------------------------------------------------------------
Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                    X                  X                        X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
------------------------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund
------------------------------------------------------------------------------------------------------------------------------------
International Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Foreign Fund
------------------------------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
International Small Companies Fund
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund
------------------------------------------------------------------------------------------------------------------------------------
Asia Fund
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
------------------------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                                  X                  X                        X                    X
------------------------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                                                    X                                             X
------------------------------------------------------------------------------------------------------------------------------------
International Bond Fund                                                X                                             X
------------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund                                X                                             X
------------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                    X                  X                        X                    X
------------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                                             X                                             X
------------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                              X                  X
------------------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                         X                  X                                             X
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                            Foreign Currency
                                              Transactions       Lower-Rated Securities   Zero Coupon Securities  Indexed Securities
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Core Fund
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco-Free Core Fund
-----------------------------------------------------------------------------------------------------------------------------------
Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
Intrinsic Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------------------
Small Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
Real Estate Fund                                                           X                        X                       X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
International Disciplined Equity Fund                X
-----------------------------------------------------------------------------------------------------------------------------------
International Intrinsic Value Fund                   X
-----------------------------------------------------------------------------------------------------------------------------------
International Growth Fund                            X
-----------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Equity Fund            X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Fund                                         X                     X
-----------------------------------------------------------------------------------------------------------------------------------
Foreign Small Companies Fund                         X
-----------------------------------------------------------------------------------------------------------------------------------
International Small Companies Fund                   X
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Markets Fund                                X                                                                      X
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Countries Fund                              X                                                                      X
-----------------------------------------------------------------------------------------------------------------------------------
Asia Fund                                            X                                                                      X
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
FIXED INCOME FUNDS
-----------------------------------------------------------------------------------------------------------------------------------
Domestic Bond Fund                                                         X                        X                       X
-----------------------------------------------------------------------------------------------------------------------------------
Core Plus Bond Fund                                  X                     X                        X                       X
-----------------------------------------------------------------------------------------------------------------------------------
International Bond Fund                              X                     X                        X                       X
-----------------------------------------------------------------------------------------------------------------------------------
Currency Hedged International Bond Fund              X                     X                        X                       X
-----------------------------------------------------------------------------------------------------------------------------------
Global Bond Fund                                     X                     X                        X                       X
-----------------------------------------------------------------------------------------------------------------------------------
Emerging Country Debt Fund                           X                     X                                                X
-----------------------------------------------------------------------------------------------------------------------------------
Short-Term Income Fund                                                     X                                                X
-----------------------------------------------------------------------------------------------------------------------------------
Global Hedged Equity Fund                            X
-----------------------------------------------------------------------------------------------------------------------------------
Inflation Indexed Bond Fund                          X                     X                        X
-----------------------------------------------------------------------------------------------------------------------------------

(5) For more information, see, among other sections, "Description of Principal Risks -- Market Risks" in the Prospectus and "Descriptions and Risks of Fund Investments -- Debt and Other Fixed Income Securities" and "--U.S. Government Securities and Foreign Government Securities" herein.

                   DESCRIPTIONS AND RISKS OF FUND INVESTMENTS

The following is a detailed description of certain investment practices in which the Fund may directly engage and the risks associated with their use. The investment practices and associated risks detailed below also include those of the underlying Funds in which the Fund may invest and to which the Fund may be indirectly exposed. Any references to investments made by the Fund include those made both directly by the Fund and indirectly by the Fund through the underlying Funds in which the Fund may invest.

Please refer to "Summary of Fund Objective and Principal Investment Strategies" in the Prospectus and "Fund Investments" in this Statement of Additional Information for additional information regarding the practices in which the Fund may engage.

PORTFOLIO TURNOVER

Portfolio turnover is generally not a limiting factor with respect to investment decisions for the Fund. In any particular year, market conditions may well result in greater rates of portfolio turnover than are presently anticipated. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund, and may involve realization of capital gains that would be taxable when distributed to shareholders of the Fund unless such shareholders are themselves exempt. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information. To the extent that portfolio turnover results in the recognition of short-term capital gains, such gains are typically taxed to shareholders at ordinary income tax rates.

DIVERSIFIED PORTFOLIO

The Fund maintains a fundamental policy, which may not be changed without shareholder approval, that at least 75% of the value of the Fund's total assets are represented by cash and cash items (including receivables), Government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of any single issuer. This Fund is referred to herein as a "diversified" fund. The Fund must also meet certain diversification standards to qualify as a "regulated investment company" under the Internal Revenue Code of 1986.

CERTAIN RISKS OF FOREIGN INVESTMENTS

GENERAL. Investment in foreign issuers or securities principally traded overseas may involve certain special risks due to foreign economic, political and legal developments, including favorable or unfavorable changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation or nationalization of assets, imposition of withholding taxes on dividend or interest payments, and possible difficulty in obtaining and enforcing judgments against foreign entities. Furthermore, issuers of foreign securities are subject to different, often less comprehensive, accounting, reporting and disclosure requirements than domestic issuers. The securities of some foreign governments and companies and foreign securities markets are less liquid and at times more volatile than comparable U.S. securities and securities markets. Foreign brokerage commissions and other fees are also generally higher than in the United States. The laws of some foreign countries may limit the Fund's ability to invest in securities of certain issuers located in these foreign countries. Special tax considerations also apply to securities of foreign issuers and securities principally traded overseas. Investors should also be aware that under certain circumstances, markets which are perceived to have similar characteristics to troubled markets may be adversely affected whether or not similarities actually exist.

EMERGING MARKETS. The risks described above apply to an even greater extent to investments in emerging markets. The securities markets of emerging countries are generally smaller, less developed, less liquid, and more volatile than the securities markets of the U.S. and developed foreign markets. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and developed foreign markets. In addition, the securities markets of emerging countries may be subject to a lower level of monitoring and regulation than securities markets of the U.S. and developed foreign markets. The activities of investors in such markets, and enforcement of existing regulations also have been extremely limited. Moreover, enforcement of existing regulations may be arbitrary and results difficult to predict with any degree of certainty. Many emerging countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade. The economies of countries with emerging markets may also be predominantly based on only a few industries or dependent on revenues from particular commodities. In addition, custodial services and other costs relating to investment in foreign markets may be more expensive in emerging markets than in many developed foreign markets, which could reduce the Fund's income from such securities. Finally, because publicly traded debt instruments of emerging markets represent a relatively recent innovation in the world debt markets, little historical data or related market experience exists concerning the attributes of such instruments under all economic, market and political conditions.

In many cases, governments of emerging countries continue to exercise significant control over their economies, and government actions relative to the economy, as well as economic developments generally, may affect the capacity of issuers of emerging country debt instruments to make payments on their debt obligations, regardless of their financial condition. In addition, a heightened possibility of expropriation or confiscatory taxation, imposition of withholding taxes on interest payments, or other similar developments exists that could affect investments in those countries. No assurance can be given that adverse political changes will not cause the Fund to suffer a loss of any or all of its investments or, in the case of fixed-income securities, interest thereon.

INVESTMENTS IN ASIA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Asia involve additional risks specific to investment in the region. The region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region. For example, some Asian economies are directly affected by Japanese capital investment in the region and by Japanese consumer demands. In addition, a recession, a debt crisis or a decline in currency valuation in one country can spread to other countries.

Investments in Asia are susceptible to social, political, legal and operational risks affecting issuers in Asian countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available. Restrictions on direct foreign investments in securities markets also exist in some countries. For example, Taiwan permits foreign investment only through authorized qualified foreign institutional investors. The return of Hong Kong to China in 1997 continues to affect the region.

Some countries in the region depend heavily upon foreign trade. The economies of some Asian countries are not diversified and are based upon only a few commodities or industries. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets.

The region periodically experiences increased market volatility and declines in foreign currency exchange rates. Fluctuation in currency exchange rates can affect a country's ability to service its debt. Currency fluctuation will affect the value of the securities in the Fund's portfolio because the prices of these securities are generally denominated or quoted in currencies other than the U.S. dollar.

While the foregoing risks are applicable to any underlying Fund investing in Asia, they will be particularly acute for the Asia Fund, which invests primarily in this region.

INVESTMENTS IN AFRICA. In addition to the foregoing risks of foreign investments and risks specific to emerging markets, investments by the Trust's International Funds in Africa involve additional risks specific to investment in the region. As in the case of Asia, the region encompasses countries at varying levels of economic development ranging from emerging markets to more developed economies. Each country provides unique investment risks, yet the political and economic prospects of one country or group of countries may affect other countries in the region.

Investments in Africa are susceptible to social, political, legal and operational risks affecting issuers in African countries. Some countries have authoritarian or relatively unstable governments. Certain governments in the region provide less supervision and regulation of financial markets than is typical of other emerging markets, and less financial information is available.

Economies of African countries may be affected by severe climate changes, particularly drought. The economies of some African countries are not diversified and are based upon only a few commodities or industries, or a single commodity or industry. Markets in some of these countries are in the early stages of development, exhibit a high concentration of market capitalization, have less trading volume, lower liquidity and more volatility than more developed markets. Some countries have investment and repatriation restrictions that further reduce liquidity and could increase volatility.

While the foregoing risks are applicable to any underlying Fund investing in Africa, they will be particularly acute for the Emerging Country Debt Fund, which may invest a substantial portion of its assets in this region.

DIRECT INVESTMENT IN RUSSIAN SECURITIES. Each of the Emerging Markets Fund, Emerging Countries Fund, Foreign Fund, Foreign Small Companies Fund, Global Bond Fund, International Bond Fund, Currency Hedged International Bond Fund, International Intrinsic Value Fund, Currency Hedged International Equity Fund, Emerging Country Debt Fund and Core Plus Bond Fund may invest directly in securities of Russian issuers. Investment in securities of such issuers presents many of the same risks as investing in securities of issuers in other emerging market economies, as described in the immediately preceding section. However, the social, political, legal and operational risks of investing in Russian issuers, and of having assets custodied within Russia, may be particularly acute.

A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of private companies is recorded. When the underlying Fund invests in a Russian issuer, it will receive a "share extract," but that extract is not legally determinative of ownership. A company's share registrar maintains the official record of ownership of the company's shares. The issuers control such share registrars, and investors are provided with few legal rights against such registrars.

SECURITIES LENDING

The Fund may make secured loans of portfolio securities amounting to not more than one-third of its total assets. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. However, such loans will be made only to broker-dealers that are believed by the Manager to be of relatively high credit standing. Securities loans are made to broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or liquid securities at least equal at all times to the market value of the securities lent. Collateral may be held in shares of other investment companies. The borrower pays to the Fund an amount equal to any dividends or interest the Fund would have received had the securities not been lent. If the loan is collateralized by U.S. Government Securities, the Fund will receive a fee from the borrower. In the case of loans collateralized by cash, the Fund typically invests the cash collateral for its own account in interest-bearing, short-term securities and pays a fee to the borrower. Although voting rights or rights to consent with respect to the loaned securities pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund may also call such loans in order to sell the securities involved. The Manager has retained lending agents on behalf of several of the Funds that are compensated based on a percentage of the Fund's return on the securities lending activity. The Fund also pays various fees in connection with such loans including shipping fees and reasonable custodian fees approved by the Trustees of the Trust or persons acting pursuant to direction of the Board.

DEPOSITORY RECEIPTS

The Fund may invest in American Depositary Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) (collectively, "Depository Receipts") if issues of such Depository Receipts are available that are consistent with the Fund's investment objective. Depository Receipts generally evidence an ownership interest in a corresponding foreign security on deposit with a financial institution. Transactions in Depository Receipts usually do not settle in the same currency in which the underlying securities are denominated or traded. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets and EDRs, in bearer form, are designed for use in European securities markets. GDRs may be traded in any public or private securities markets and may represent securities held by institutions located anywhere in the world.

DOMESTIC EQUITY DEPOSITARY RECEIPTS

The Fund may invest in Domestic Equity Depositary Receipts. These instruments represent interests in a unit investment trust ("UIT") that holds a portfolio of common stocks that is intended to track the price and dividend performance of a particular index. Common examples of Domestic Equity Depositary Receipts include S&P Depositary Receipts ("SPDRs") and Nasdaq 100 Shares, which may be obtained from the UIT issuing the securities or purchased in the secondary market (SPDRs and Nasdaq 100 Shares are listed on the American Stock Exchange).

Domestic Equity Depositary Receipts are not individually redeemable, except upon termination of the UIT that issued them. The liquidity of small holdings of Domestic Equity Depositary Receipts depends upon the existence of a secondary market.

The redemption price (and therefore the sale price) of Domestic Equity Depositary Receipts is derived from and based upon the securities held by the UIT that issued them. Accordingly, the level of risk involved in the purchase or redemption or sale of a Domestic Equity Depositary Receipt is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the price of Domestic Equity Depositary Receipts is based on the value of a basket of stocks. Disruptions in the markets for the securities underlying Domestic Equity Depositary Receipts purchased or sold by a Series could result in losses on Domestic Equity Depositary Receipts.

CONVERTIBLE SECURITIES

A convertible security is a fixed income security (a bond or preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure, but are usually subordinated to similar non-convertible securities. Convertible securities provide, through their conversion feature, an opportunity to participate in capital appreciation resulting from a market price advance in a convertible security's underlying common stock. The price of a convertible security is influenced by the market value of the underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. The Manager regards convertible securities as a form of equity security.

PREFERRED STOCKS

Preferred stocks include convertible and non-convertible preferred and preference stocks and similar securities which are senior to common equity. These may include debt or equity securities that either (1) rank senior to common stock with respect to the right to receive payment or accrual of interest or in respect of the right to participate in any distribution of the issuer or
(2) are beneficiaries of a guarantee of the issuer regarding the right to receive payment of interest or the right to participate in any distribution of the issuer. Depending on the features of the particular security, holders of preferred stock may bear risks similar to the risks disclosed in the Prospectus or herein with respect to equity or fixed income securities.

WARRANTS AND RIGHTS

The Fund may purchase warrants or rights. Warrants and rights generally give the holder the right, at any time during the term of the instrument, to receive upon exercise of the warrant or right a security of the issuer based on the conversion value of the security at the time of exercise. The Fund will normally use warrants and rights in a manner similar to its use of options on securities as described below. The risks of the Fund's use of warrants and rights are generally similar to those relating to its use of options. Unlike most options, however, warrants and rights are issued in limited amounts and generally have longer terms than options. Warrants and rights are not likely to be as liquid as exchange-traded options backed by a recognized clearing agency. In addition, the terms of warrants or rights may limit the Fund's ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish to do.

FUTURES AND OPTIONS

The Fund may use futures and options for various purposes. See "Uses of Derivatives." The use of futures contracts, options contracts and options on futures contracts involves risk. Thus, while the Fund may benefit from the use of futures, options and options on futures, unanticipated changes in interest rates, securities prices, or currency exchange rates may result in poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Losses incurred in transactions in futures, options and options on futures and the costs of these transactions will affect the Fund's performance.

The Fund's use of derivatives and related options may allow it to diversify risk in its portfolio without incurring the substantial brokerage costs that may be associated investment in the securities of multiple issuers. Such use may also permit the Fund to avoid potential market and liquidity problems (e.g., driving up the price of a security by purchasing additional shares of a portfolio security or owning so much of a particular issuer's stock that the sale of such stock depresses that stock's price) which may result from increases in positions already held by the Fund.

OPTIONS. The Fund (1) may enter into contracts giving third parties the right to buy the Fund's portfolio securities for a fixed price at a future date ("writing call options"); (2) may enter into contracts giving third parties the right to sell securities to the Fund for a fixed price at a future date ("writing put options"); and (3) may buy the right to purchase securities from third parties ("call options") or the right to sell securities to third parties ("put options") for a fixed price at a future date.

WRITING OPTIONS. The Fund may seek to increase its return by writing call or put options on optionable securities or indexes. A call option written by the Fund on a security gives the holder the right to buy the underlying security from the Fund at a stated exercise price; a put option gives the holder the right to sell the underlying security to the Fund at a stated exercise price. In the case of options on indexes, the options are usually cash settled based on the difference between the strike price and the value of the index.

The Fund will receive a premium for writing a put or call option, which increases the Fund's return in the event the option expires unexercised or is closed out at a profit. The amount of the premium will reflect, among other things, the relationship of the market price and volatility of the underlying security or securities index to the exercise price of the option, the remaining term of the option, supply and demand and interest rates. By writing a call option on a security, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. By writing a put option on a security, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security subsequently appreciates in value. In the case of options on an index, if the Fund writes a call, any profit by the Fund in respect of portfolio securities expected to correlate with the index will be limited by an increase in the index above the exercise price of the option. If the Fund writes a put on an index, the Fund may be required to make a cash settlement greater than the premium received if the index declines.

If the writer of an option wishes to terminate its obligation, it may effect a "closing purchase transaction." This transaction is accomplished, in the case of exchange traded options, by buying an option of the same series as the option previously written. The effect of the purchase is that the clearing corporation will cancel the writer's position. The writer of an option may not effect a closing purchase transaction after it has been notified of the exercise of an option. Likewise, an investor who is the holder of an option may liquidate its position by effecting a "closing sale transaction." This transaction is accomplished by selling an option of the same series as the option previously purchased. No guarantee exists that the Fund will be able to effect a closing purchase or a closing sale transaction at any particular time. Also, an over-the-counter option may be closed out only with the other party to the option transaction.

Effecting a closing transaction in the case of a written call option will permit the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both, or in the case of a written put option will permit the Fund to write another put option to the extent that the exercise price thereof is secured by deposited cash or liquid securities. Also, effecting a closing transaction will permit the cash or proceeds from the concurrent sale of any securities subject to the option to be used for other Fund investments. If the Fund desires to sell a particular security from its portfolio on which it has written a call option, it will effect a closing transaction prior to or concurrent with the sale of the security.

The Fund will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund will realize a loss from a closing transaction if the price of the transaction is more than the premium received from writing the option or is less than the premium paid to purchase the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or index of securities, any loss resulting from the repurchase of a written call option is likely to be offset in whole or in part by appreciation of the underlying security or securities owned by the Fund.

The writing of covered put options is similar in terms of risk/return characteristics to buy-and-write transactions. If the market price of the underlying security rises or otherwise is above the exercise price, the put option will expire worthless and the Fund's gain will be limited to the premium received. If the market price of the underlying security declines or otherwise is below the exercise price, the Fund may elect to close the position or take delivery of the security at the exercise price. In that event, the Fund's return will be the premium received from the put option minus the cost of closing the position or, if it chooses to take delivery of the security, the premium received from the put option minus the amount by which the market price of the security is below the exercise price. Out-of-the-money, at-the-money and in-the-money put options may be used by the Fund in market environments analogous to those in which call options are used in buy-and-write transactions.

The extent to which the Fund will be able to write and purchase call and put options may be restricted by the Fund's intention to qualify as a regulated investment company under the Internal Revenue Code.

RISK FACTORS IN OPTIONS TRANSACTIONS. The option writer has no control over when the underlying securities or futures contract must be sold, in the case of a call option, or purchased, in the case of a put option, since the writer may be assigned an exercise notice at any time prior to the termination of the obligation. If an option expires unexercised, the writer realizes a gain in the amount of the premium. Such a gain, of course, may, in the case of a call option, be offset by a decline in the market value of the underlying security or futures contract during the option period. If a call option is exercised, the writer realizes a gain or loss from the sale of the underlying security or futures contract. If a put option is exercised, the writer must fulfill the obligation to purchase the underlying security or futures contract at the exercise price, which will usually exceed the then market value of the underlying security or futures contract.

An exchange-traded option may be closed out only on a national securities exchange ("Exchange") which generally provides a liquid secondary market for an option of the same series. An over-the-counter option may be closed out only with the other party to the option transaction. If a liquid secondary market for an exchange-traded option does not exist, it might not be possible to effect a closing transaction with respect to a particular option with the result that the Fund, as the holder of the option, would have to exercise the option in order to realize any profit. For example, in the case of a written call option, if the Fund is unable to effect a closing purchase transaction in a secondary market (in the case of a listed option) or with the purchaser of the option (in the case of an over-the-counter option), the Fund will not be able to sell the underlying security (or futures contract) until the option expires or it delivers the underlying security (or futures contract) upon exercise. Reasons for the absence of a liquid secondary market on an Exchange include the following: (i) insufficient trading interest may exist with respect to certain options; (ii) restrictions may be imposed by an Exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an Exchange; (v) the facilities of an Exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading volume; or (vi) one or more Exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that Exchange (or in that class or series of options) would cease to exist, although outstanding options on that Exchange that had been issued by the Options Clearing Corporation as a result of trades on that Exchange should continue to be exercisable in accordance with their terms.

The Exchanges have established limitations governing the maximum number of options that may be written by an investor or group of investors acting in concert. The Fund, the Manager and other clients of the Manager may be considered to be such a group. These position limits may restrict the Fund's ability to purchase or sell options on a particular security.

The amount of risk the Fund assumes when it purchases an option is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed below, the purchase of an option also entails the risk that changes in the value of the underlying security or futures contract will not be fully reflected in the value of the option purchased.

FUTURES. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to pay for and take delivery of the type of financial instrument called for in the contract in a specified delivery month, at a stated price. In some cases, the specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Some futures contracts are "cash settled" (rather than "physically settled," as described above) which means that the purchase price is subtracted from the current market value of the instrument and the net amount if positive is paid to the purchaser, and if negative is paid by the purchaser. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission ("CFTC"), and must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. The Fund will also be permitted to invest in futures contracts on individual equity securities ("single stock futures"), consistent with applicable law.

The purchase or sale of a futures contract differs from the purchase or sale of a security or option in that no price or premium is paid or received. Instead, an amount of cash, U.S. Government Securities or other liquid assets generally not exceeding 5% of the face amount of the futures contract must be deposited with the broker. This amount is known as initial margin. Subsequent payments to and from the broker, known as variation margin, are made on a daily basis as the price of the underlying futures contract fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position that will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

In most cases futures contracts are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity and the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, a loss will be realized.

The ability to establish and close out positions on options on futures will be subject to the development and maintenance of a liquid secondary market. However, the development and maintenance of such a market is not certain.

INDEX FUTURES. The Fund may purchase futures contracts on various securities indexes ("Index Futures"). The Fund's purchase and sale of Index Futures is limited to contracts and exchanges approved by the CFTC.

The Fund may close open positions on the futures exchange on which Index Futures are then traded at any time up to and including the expiration day. All positions which remain open at the close of the last business day of the contract's life are required to settle on the next business day (based upon the value of the relevant index on the expiration day) with settlement made, in the case of Index Futures on the S&P 500, with the Commodities Clearing House. Additional or different margin requirements as well as settlement procedures may be applicable to foreign stock Index Futures at the time the Fund purchases foreign stock Index Futures.

The price of Index Futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the Index and futures markets. Secondly, the deposit requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock Index Futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock Index Futures relates. As a result, a disparity may arise between the price of Index Futures and the value of the relevant index due to the lack of continuous arbitrage between the Index Futures price and the value of the underlying index.

INTEREST RATE FUTURES. The Fund may engage in a variety of transactions involving the use of futures with respect to U.S. Government Securities and other fixed income securities.

OPTIONS ON FUTURES CONTRACTS. Options on futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option-exercise price at any time during the period of the option. The Fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the Fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the Fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities the Fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. See "Foreign Currency Transactions" below for a description of the Fund's use of options on currency futures.

RISK FACTORS IN FUTURES TRANSACTIONS. Investment in futures contracts involves risk. If the futures are used for hedging, some of that risk may be caused by an imperfect correlation between movements in the price of the futures contract and the price of the security or currency being hedged. The correlation is higher between price movements of futures contracts and the instrument underlying that futures contract. The correlation is lower when futures are used to hedge securities other than such underlying instrument, such as when a futures contract on an index of securities is used to hedge a single security, a futures contract on one security (e.g., U.S. Treasury bonds) is used to hedge a different security (e.g., a mortgage-backed security) or when a futures contract in one currency is used to hedge a security denominated in another currency. In the event of an imperfect correlation between a futures position and a portfolio position (or anticipated position) which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss. In addition, the Fund cannot always hedge fully or perfectly against currency fluctuations affecting the value of the Fund's securities denominated in foreign currencies because the value of such securities also is likely to fluctuate as a result of independent factors not related to currency fluctuations. The risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract approaches.

A hedge will not be fully effective where such imperfect correlation exists. To compensate for imperfect correlations, the Fund may purchase or sell futures contracts in a greater amount than the hedged securities if the volatility of the hedged securities is historically greater than the volatility of the futures contracts. Conversely, the Fund may purchase or sell fewer contracts if the volatility of the price of the hedged securities is historically less than that of the futures contract.

The Fund may also purchase futures contracts (or options thereon) as an anticipatory hedge against a possible increase in the price of currency in which is denominated the securities the Fund anticipates purchasing. In such instances, the currency may instead decline. If the Fund does not then invest in such securities because of concern as to possible further market and/or currency decline or for other reasons, the Fund may realize a loss on the futures contract that is not offset by a reduction in the price of the securities purchased.

The liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. Prices have in the past exceeded the daily limit on a number of consecutive trading days. Short positions in index futures may be closed out only by entering into a futures contract purchase on the futures exchange on which the index futures are traded.

The successful use of transactions in futures and related options for hedging and risk management also depends on the ability of the Manager to forecast correctly the direction and extent of exchange rate, interest rate and stock price movements within a given time frame. For example, to the extent interest rates remain stable during the period in which a futures contract or option is held by the Fund investing in fixed income securities (or such rates move in a direction opposite to that anticipated), the Fund may realize a loss on the futures transaction which is not fully or partially offset by an increase in the value of its portfolio securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

In the case of futures and options on futures, the Fund is only required to deposit the initial and variation margin as required by relevant CFTC regulations and the rules of the contract market. Because the Fund will then be obligated to purchase the security or index at a set price on a future date, the Fund's net asset value will fluctuate with the value of the security as if it were already included in the Fund's portfolio. Risk management transactions have the effect of providing a degree of investment leverage, particularly when the Fund does not earmark assets equal to the face amount of the contract (i.e., in cash settled futures contracts) since the futures contract (and related options) will increase or decrease in value at a rate which is a multiple of the rate of increase or decrease in the value of the initial and variation margin that the Fund is required to deposit.

Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. This lack of a common clearing facility may give rise to counterparty risk. If a counterparty defaults, the Fund will generally have contractual remedies against such counterparty; however, there is no assurance that the Fund will succeed in enforcing such contractual remedies. When seeking to enforce a contractual remedy, the Fund is also subject to the risk that the parties may interpret contractual terms (e.g., the definition of default) differently. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. The Fund thus assumes the risk that it may be unable to obtain payments owed to it under foreign futures contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

If the Fund uses combined short and long positions, in addition to possible declines in the values of its investment securities, the Fund may also suffer losses associated with a securities index underlying the long futures position underperforming the securities index underlying the short futures position.

The Fund's ability to engage in the options and futures strategies described above will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are relatively new and still developing. The amount of trading interest that may exist in various types of options or futures cannot be predicted. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively. Furthermore, the Fund's ability to engage in options and futures transactions may be limited by tax considerations.

SWAP CONTRACTS AND OTHER TWO-PARTY CONTRACTS

The Fund may use swap contracts and other two-party contracts for the same or similar purposes as it may use options, futures and related options.

SWAP CONTRACTS. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange returns (or differentials in rates of return) calculated with respect to a "notional amount," e.g., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index.

INTEREST RATE AND CURRENCY SWAP CONTRACTS. Interest rate swaps involve the exchange of the two parties' respective commitments to pay or receive interest on a notional principal amount (e.g. an exchange of floating rate payments for fixed rate payments). Currency swaps involve the exchange of the two parties' respective commitments to pay or receive fluctuations with respect to a notional amount of two different currencies (e.g., an exchange of payments with respect to fluctuations in the value of the U.S. dollar relative to the Japanese yen).

CREDIT DEFAULT SWAPS. The Fund may (but is not obligated to) use credit default swaps to limit or reduce its risk exposure against events of default by issuers of emerging market debt. These instruments may also be used to create synthetic short exposure to certain emerging market or U.S. non-governmental debt, in cases where credit default protection is purchased in excess of the value of the related underlying debt held by the Fund. With credit default swaps, the Fund may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The Fund may also use credit default swaps for investment purposes, in which case the Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default. The Fund may also purchase or sell such credit protection with respect to corporate issuers of debt.

EQUITY SWAP CONTRACTS AND CONTRACTS FOR DIFFERENCES. Equity swap contracts involve the exchange of one party's obligation to pay the loss, if any, with respect to a notional amount of a particular equity index (e.g., the S&P 500 Index) plus interest on such notional amount at a designated rate (e.g., the London Inter-Bank Offered Rate) in exchange for the other party's obligation to pay the gain, if any, with respect to the notional amount of such index.

If the Fund enters into a long equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had purchased the notional amount of securities comprising the index. If the Fund enters into a short equity swap contract, the Fund's net asset value will fluctuate as a result of changes in the value of the equity index on which the equity swap is based as if it had sold the notional amount of securities comprising the index.

Contracts for differences are swap arrangements in which the Fund may agree with a counterparty that its return (or loss) will be based on the relative performance of two different groups or "baskets" of securities. Often, one or both "baskets" will be an established securities index. As to one of the baskets, the Fund's return is based on theoretical, long futures positions in the securities comprising that basket (with an aggregate face value equal to the notional amount of the contract for differences) and as to the other basket, the Fund's return is based on theoretical short futures positions in the securities comprising the basket. The Fund may also use actual long and short futures positions to achieve the same market exposure(s) as contracts for differences where payment obligations of the two legs of the contract are netted and thus based on changes in the relative value of the baskets of securities rather than on the aggregate change in the value of the two legs. The Fund will only enter into contracts for differences (and analogous futures positions) when the Manager believes that the basket of securities constituting the long leg will outperform the basket constituting the short leg. However, the short basket may outperform the long basket -- resulting in a loss to the Fund, even in circumstances when the securities in both the long and short baskets appreciate in value.

INTEREST RATE CAPS, FLOORS AND COLLARS. The Fund may use interest rate caps, floors and collars for the same purposes or similar purposes as they use interest rate futures contracts and related options. Interest rate caps, floors and collars are similar to interest rate swap contracts because the payment obligations are measured by changes in interest rates as applied to a notional amount and because they are individually negotiated with a specific counterparty. The purchase of an interest rate cap entitles the purchaser, to the extent that a specific index exceeds a specified interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. The purchase of an interest rate collar entitles the purchaser, to the extent that a specified index exceeds or falls below two specified interest rates, to receive payments of interest on a notional principal amount from the party selling the interest rate collar. The Fund's use of interest rate caps, floors and collars for the same or similar purposes as those for which they use futures contracts and related options presents the same risks and similar opportunities as those associated with futures and related options.

RISK FACTORS IN SWAP CONTRACTS, OTC OPTIONS AND OTHER TWO-PARTY CONTRACTS. The Fund may only close out a swap, contract for differences, cap, floor or collar or OTC option with the particular counterparty. Also, if the counterparty defaults, the Fund will have contractual remedies pursuant to the agreement related to the transaction, but no assurance can be given that contract counterparties will be able to meet their obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Documentation risk may also exist, including the risk that the parties may disagree as to the proper interpretation of the terms of a contract. If such a dispute occurs, the cost and unpredictability of the legal proceedings required for the Fund to enforce its contractual rights may lead the Fund to decide not to pursue its claims against the counterparty. The Fund thus assumes the risk that it may be unable to obtain payments owed to it under swap contracts, OTC options and other two-party contracts or that those payments may be delayed or made only after the Fund has incurred the costs of litigation. The Manager will closely monitor the creditworthiness of contract counterparties, and the Fund will not enter into any swaps, caps, floors or collars, unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated at least A by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Rating Services, a division of The McGraw-Hill Companies, Inc. ("Standard & Poor's") at the time of entering into such transaction or if the counterparty has comparable credit as determined by the Manager. However, the credit of the counterparty may be adversely affected by larger-than-average volatility in the markets, even if the counterparty's net market exposure is small relative to its capital. The management of caps, floors, collars and swaps may involve certain difficulties because the characteristics of many derivatives have not been observed under all market conditions or through a full market cycle.

ADDITIONAL REGULATORY LIMITATIONS ON THE USE OF FUTURES AND RELATED OPTIONS, INTEREST RATE FLOORS, CAPS AND COLLARS AND INTEREST RATE AND CURRENCY SWAP CONTRACTS. In accordance with CFTC regulations, investments by the Fund in futures contracts and related options for purposes other than bona fide hedging are limited such that the aggregate amount that the Fund may commit to initial margin on such contracts or time premiums on such options may not exceed 5% of the Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS

Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad. These and other currencies in which the Fund's assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Fund.

The Fund may buy or sell foreign currencies, deal in forward foreign currency contracts, currency futures contracts and related options and options on currencies. The Fund may use such currency instruments for hedging, investment or currency risk management. Currency risk management may include taking active currency positions relative to both the securities portfolio of the Fund and the Fund's performance benchmark.

Forward foreign currency contracts are contracts between two parties to purchase and sell a specific quantity of a particular currency at a specified price, with delivery and settlement to take place on a specified future date. Currency futures contracts are contracts to buy or sell a standard quantity of a particular currency at a specified future date and price. Options on currency futures contracts give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified currency futures contract at a fixed price during a specified period. Options on currencies give their owner the right, but not the obligation, to buy (in the case of a call option) or sell (in the case of a put option) a specified quantity of a particular currency at a fixed price during a specified period. The Fund may also purchase forward foreign exchange contracts in conjunction with U.S. dollar-denominated securities in order to create a synthetic foreign currency denominated security which approximates desired risk and return characteristics where the non-synthetic securities either are not available in foreign markets or possess undesirable characteristics.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks and broker-dealers by which the Fund acquires a security (usually an obligation of the Government where the transaction is initiated or in whose currency the agreement is denominated) for a relatively short period (usually not more than a week) for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed-on price and date. The resale price is in excess of the acquisition price and reflects an agreed-upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at no market risk, although there is a risk that the seller may default in its obligation to pay the agreed-upon sum on the redelivery date. Such a default may subject the Fund to expenses, delays and risks of loss including: (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period and (c) inability to enforce rights and the expenses involved in attempted enforcement.

DEBT AND OTHER FIXED INCOME SECURITIES GENERALLY

Debt and Other Fixed Income Securities include fixed income securities of any maturity. Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private issuers.

Fixed income securities are subject to market and credit risk. Market risk relates to changes in a security's value as a result of changes in interest rates generally. In general, the values of fixed income securities increase when prevailing interest rates fall and decrease when interest rates rise. Credit risk relates to the ability of the issuer to make payments of principal and interest. Obligations of issuers are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Fixed income securities denominated in foreign currencies are also subject to the risk of a decline in the value of the denominating currency.

Because interest rates vary, the future income of the Fund investing in such securities cannot be predicted. The net asset value of the Fund's shares will vary as a result of changes in the value of the securities in its portfolio and will be affected by the absence and/or success of hedging strategies.

CASH AND OTHER HIGH QUALITY INVESTMENTS

The Fund may temporarily invest a portion of its assets in cash or cash items pending other investments or in connection with the earmarking and maintenance of such assets on the custodian's books and records. These cash items and other high quality corporate debt securities may include a number of money market instruments such as securities issued by the United States government and agencies thereof, bankers' acceptances, commercial paper, and bank certificates of deposit. By investing only in high quality money market securities, the Fund may seek to minimize credit risk with respect to such investments.

U.S. GOVERNMENT SECURITIES AND FOREIGN GOVERNMENT SECURITIES

U.S. Government Securities include securities issued or guaranteed by the U.S. government or its authorities, agencies or instrumentalities. Foreign Government Securities include securities issued or guaranteed by foreign governments (including political subdivisions) or their authorities, agencies or instrumentalities or by supra-national agencies. U.S. Government Securities and Foreign Government Securities have different kinds of government support. For example, some U.S. Government Securities, such as U.S. Treasury bonds, are supported by the full faith and credit of the United States, whereas certain other U.S. Government Securities issued or guaranteed by federal agencies or government-sponsored enterprises are not supported by the full faith and credit of the United States. Similarly, some Foreign Government Securities are supported by the full faith and credit of a foreign national government or political subdivision and some are not. In the case of certain countries, Foreign Government Securities may involve varying degrees of credit risk as a result of financial or political instability in such countries and the possible inability of the Fund to enforce its rights against the foreign government issuer. As with other fixed income securities, sovereign issuers may be unable or unwilling to make timely principal or interest payments.

Supra-national agencies are agencies whose member nations make capital contributions to support the agencies' activities, and include such entities as the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Coal and Steel Community and the Inter-American Development Bank.

Like other fixed income securities, U.S. Government Securities and Foreign Government Securities are subject to market risk and their market values fluctuate as interest rates change. Thus, for example, the value of an investment in the Fund which holds U.S. Government Securities or Foreign Government Securities may fall during times of rising interest rates. Yields on U.S. Government Securities and Foreign Government Securities tend to be lower than those of corporate securities of comparable maturities.

In addition to investing directly in U.S. Government Securities and Foreign Government Securities, a Fund may purchase certificates of accrual or similar instruments evidencing undivided ownership interests in interest payments or principal payments, or both, in U.S. Government Securities and Foreign Government Securities. These certificates of accrual and similar instruments may be more volatile than other government securities.

MORTGAGE-BACKED AND OTHER ASSET-BACKED SECURITIES

Mortgage-backed and other asset-backed securities may be issued by the U.S. government, its agencies or instrumentalities, or by non-governmental issuers. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the mortgage-backed securities. Prepayments occur when the mortgagor on an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying mortgages, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Because the prepayment characteristics of the underlying mortgages vary, there can be no certainty as to the predicted yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the securities. During periods of declining interest rates, such prepayments can be expected to accelerate and the Fund would be required to reinvest the proceeds at the lower interest rates then available. In addition, prepayments of mortgages which underlie securities purchased at a premium could result in capital loss because the premium may not have been fully amortized at the time the obligation was prepaid. As a result of these principal prepayment features, the values of mortgage-backed securities generally fall when interest rates rise, but their potential for capital appreciation in periods of falling interest rates is limited because of the prepayment feature. The mortgage-backed securities purchased by the Fund may include Adjustable Rate Securities as such term is defined in "Adjustable Rate Securities" below.

Other "asset-backed securities" include securities backed by pools of automobile loans, educational loans and credit card receivables. Mortgage-backed and asset-backed securities of non-governmental issuers involve prepayment risks similar to those of U.S. government guaranteed mortgage-backed securities and also involve risk of loss of principal if the obligors of the underlying obligations default in payment of the obligations.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"): STRIPS AND RESIDUALS. A CMO is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are subject to the risk that the collateral supporting the CMO may experience a downgrade or default. CMOs are issued in multiple classes or series which have different maturities representing interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMO first to mature generally will be retired prior to its stated maturity. Thus, the early retirement of a particular class or series of CMO held by the Fund would have the same effect as the prepayment of mortgages underlying a mortgage-backed pass-through security.

CMOs include securities ("Residuals") representing the interest in any excess cash flow and/or the value of any collateral remaining on mortgages or mortgage-backed securities from the payment of principal of and interest on all other CMOs and the administrative expenses of the issuer. Residuals have value only to the extent income from such underlying mortgages or mortgage-backed securities exceeds the amount necessary to satisfy the issuer's debt obligations represented by all other outstanding CMOs.

CMOs also include certificates representing undivided interests in payments of interest-only or principal-only ("IO/PO Strips") on the underlying mortgages. IO/PO Strips and Residuals tend to be more volatile than other types of securities. IO Strips and Residuals also involve the additional risk of loss of a substantial portion of or the entire value of the investment if the underlying securities are prepaid. In addition, if a CMO bears interest at an adjustable rate, the cash flows on the related Residual will also be extremely sensitive to the level of the index upon which the rate adjustments are based.

ADJUSTABLE RATE SECURITIES

Adjustable rate securities are securities that have interest rates that are reset at periodic intervals, usually by reference to some interest rate index or market interest rate. They may be U.S. Government Securities or securities of other issuers. Some adjustable rate securities are backed by pools of mortgage loans. Although the rate adjustment feature may act as a buffer to reduce sharp changes in the value of adjustable rate securities, these securities are still subject to changes in value based on changes in market interest rates or changes in the issuer's creditworthiness. Because the interest rate is reset only periodically, changes in the interest rates on adjustable rate securities may lag changes in prevailing market interest rates. Also, some adjustable rate securities (or, in the case of securities backed by mortgage loans, the underlying mortgages) are subject to caps or floors that limit the maximum change in interest rate during a specified period or over the life of the security. Because of the resetting of interest rates, adjustable rate securities are less likely than non-adjustable rate securities of comparable quality and maturity to increase significantly in value when market interest rates fall.

LOWER RATED SECURITIES

The Fund may invest some or all of its assets in securities rated below investment grade (that is, rated below BBB by Standard & Poor's or below Baa by Moody's) at the time of purchase, including securities in the lowest rating categories, and comparable unrated securities ("Lower Rated Securities"). The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although the Manager will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund's investment objective.

Lower Rated Securities generally provide higher yields, but are subject to greater credit and market risk, than higher quality fixed income securities. Lower Rated Securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments. Achievement of the investment objective of a Fund investing in Lower Rated Securities may be more dependent on the Manager's own credit analysis than is the case with higher quality bonds. The market for Lower Rated Securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for Lower Rated Securities. This reduced liquidity at certain times may affect the values of these securities, may make the valuation and sale or these securities more difficult and may result in greater volatility in these securities. Because such securities are difficult to value, particularly during erratic markets, the values realized upon the sale of such securities may differ from the values at which they are carried by the relevant fund. Securities of below investment grade quality are commonly referred to as "junk bonds." Securities in the lowest rating categories may be in poor standing or in default. Securities in the lowest investment grade category (BBB or Baa) have some speculative characteristics. See "Commercial Paper and Corporate Debt Ratings" below for more information concerning commercial paper and corporate debt ratings.

BRADY BONDS

Brady Bonds are securities created through the exchange of existing commercial bank loans to public and private entities in certain emerging markets for new bonds in connection with debt restructuring under a debt restructuring plan introduced by former U.S. Secretary of the Treasury, Nicholas F. Brady (the "Brady Plan"). Brady Plan debt restructurings have been implemented in Mexico, Uruguay, Venezuela, Costa Rica, Argentina, Nigeria, the Philippines and other countries.

Brady Bonds may be collateralized, are issued in various currencies (but primarily the dollar) and are actively traded in over-the-counter secondary markets. Dollar-denominated, collateralized Brady Bonds, which may be fixed-rate bonds or floating-rate bonds, are generally collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds.

Brady Bonds are often viewed as having three or four valuation components: any collateralized repayment of principal at final maturity; any collateralized interest payments; the uncollateralized interest payments; and any uncollateralized repayment of principal at maturity (these uncollateralized amounts constituting the "residual risk"). In light of the residual risk of Brady Bonds and the history of defaults of countries issuing Brady Bonds with respect to commercial bank loans by public and private entities, investments in Brady Bonds may be viewed as speculative.

ZERO COUPON SECURITIES

When the Fund invests in "zero coupon" fixed income securities, it is required to accrue interest income on these securities at a fixed rate based on the initial purchase price and the length to maturity, but these securities do not pay interest in cash on a current basis. The Fund is required to distribute the income on these securities to its shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. Thus, the Fund may have to sell other investments to obtain cash to make income distributions. The market value of zero coupon securities is often more volatile than that of non-zero coupon fixed income securities of comparable quality and maturity. Zero coupon securities include IO and PO strips.

INDEXED SECURITIES

Indexed Securities are securities the redemption values and/or the coupons of which are indexed to the prices of a specific instrument or statistic. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to other securities, securities indexes, currencies, precious metals or other commodities, or other financial indicators. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the U.S. and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. government agencies.

Indexed securities in which the Fund may invest include so-called "inverse floating obligations" or "residual interest bonds" on which the interest rates typically decline as short-term market interest rates increase and increase as short-term market rates decline. Such securities have the effect of providing a degree of investment leverage, since they will generally increase or decrease in value in response to changes in market interest rates at a rate which is a multiple of the rate at which fixed-rate long-term securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed rate securities.

The Fund may invest in inflation indexed securities issued by the U.S. Treasury, which are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is fixed at issuance, but over the life of the bond this interest may be paid on an increasing or decreasing principal value which has been adjusted for inflation.

Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Fund may also invest in other bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

The value of inflation indexed bonds is expected to fluctuate in response to changes in real interest rates, which are in turn tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation indexed bonds.

Although these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may result in a decline in value. If interest rates rise due to reasons other than inflation (such as changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

The U.S. Treasury has a relatively brief history of issuing inflation indexed bonds. As such, there is limited trading history of these securities. Certain foreign governments, such as the United Kingdom, Canada and Australia, have a longer history of issuing inflation indexed bonds, and there may be a more liquid market in certain of these countries for these securities.

The periodic adjustment of U.S. inflation indexed bonds is tied to the Consumer Price Index for Urban Consumers ("CPI-U"), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. Inflation-indexed bonds issued by a foreign government are generally adjusted to reflect a comparable inflation index, calculated by that government. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. In addition, no assurance can be given that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States.

Coupon payments received by the Fund from inflation indexed bonds will be includable in the Fund's gross income in the period in which they accrue. In addition, any increase in the principal amount of an inflation indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

The Fund's investments in indexed securities, including inflation indexed securities, may create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level. See "Distributions and Taxes" in the Prospectus and "Distributions" and "Taxes" in this Statement of Additional Information.

FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES

The Fund may enter into firm commitments and other similar agreements with banks or broker-dealers for the purchase or sale of securities at an agreed-upon price on a specified future date. Such agreements might be entered into, for example, when the Fund anticipates a decline in interest rates and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued later. When the Fund purchases securities in this manner (on a when-issued or delayed-delivery basis), it is required to earmark on its custodian's books and records cash, U.S. Government Securities or other liquid securities in an amount equal to or greater than, on a daily basis, the amount of the Fund's when-issued or delayed-delivery commitments. No income is generally earned on these securities until after delivery. The Fund will make commitments to purchase on a when-issued or delayed-delivery basis only securities meeting the Fund's investment criteria. The Fund may take delivery of these securities or, if it is deemed advisable as a matter of investment strategy, the Fund may sell these securities before the settlement date. When the time comes to pay for when-issued or delayed-delivery securities, the Fund will meet its obligations from then available cash flow or the sale of securities, or from the sale of the when-issued or delayed-delivery securities themselves (which may have a value greater or less than the Fund's payment obligation).

LOANS, LOAN PARTICIPATIONS AND ASSIGNMENTS

The Fund may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments are subject to the Fund's policies regarding the quality of debt securities.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating agency and yield could be adversely affected. Loans that are fully secured offer the Fund more protections than an unsecured loan in the event of non-payment of scheduled interest or principal. However, no assurance can be given that the liquidation of collateral from a secured loan would satisfy the borrower's obligation or that the collateral can be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of emerging countries will also involve a risk that the governmental entities responsible for repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

When investing in a loan participation, the Fund will typically have the right to receive payments only from the lender to the extent the lender receives payments from the borrower, and not from the borrower itself. Likewise, the Fund typically will be able to enforce its rights only through the lender, and not directly against the borrower. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, under emerging legal theories of lender liability, the Fund potentially may be held liable as a co-lender. In the case of a loan participation, direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary. Direct debt instruments that are not in the form of securities may offer less legal protection to the Fund in the event of fraud or misrepresentation. In the absence of definitive regulatory guidance, the Fund may rely on the Manager's research to attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower.

Direct indebtedness purchased by the Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating the Fund to pay additional cash on demand. These commitments may have the effect of requiring the Fund to increase its investment in a borrower at a time when it would not otherwise have done so. The Fund's custodian will earmark and maintain appropriate liquid assets to cover the Fund's potential obligations under standby financing commitments.

REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Fund may enter into reverse repurchase agreements and dollar roll agreements with banks and brokers to enhance return. Reverse repurchase agreements involve sales by the Fund of portfolio assets concurrently with an agreement by the Fund to repurchase the same assets at a later date at a fixed price. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities and also has the opportunity to earn a return on the collateral furnished by the counterparty to secure its obligation to redeliver the securities.

Dollar rolls are transactions in which the Fund sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale.

The Fund will earmark and maintain on its custodian's books and records cash, U.S. Government Securities or other liquid assets equal in value to its obligations in respect of reverse repurchase agreements and dollar rolls. Reverse repurchase agreements and dollar rolls involve the risk that the market value of the securities retained by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement or dollar roll files for bankruptcy or becomes insolvent, the Fund's use of the proceeds of the agreement may be restricted pending a determination by the other party or its trustee or receiver whether to enforce the Fund's obligation to repurchase the securities. Reverse repurchase agreements and dollar rolls are not considered borrowings by the Fund for purposes of the Fund's fundamental investment restriction with respect to borrowings.

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, the Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

PRIVATE PLACEMENTS AND RESTRICTED INVESTMENTS. Illiquid securities may include certain securities of private issuers, investments in securities traded in unregulated or shallow markets and securities that are purchased in private placements and are subject to restrictions on resale either as a matter of contract or under federal securities laws. Because relatively few potential purchasers for such securities may exist, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the Manager believes it advisable to do so or may be able to sell such securities only at prices lower than those that could be obtained if such securities were more widely held. Disposing of illiquid securities may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.

While private placements may offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities", that is, securities that cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A), or that are "not readily marketable" because they are subject to other legal or contractual restrictions on resale. The Fund may have to bear the extra expense of registering such securities for resale and the risk of substantial delay in effecting such registration. The Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling these securities to the public, and in such event, the Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

At times, the absence of a trading market can make it more difficult to determine the fair value of such securities for purposes of computing the Fund's net asset value. The judgment of the Manager may at times play a greater role in valuing these securities than in the case of publicly traded securities.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest in shares of other investment companies, including both open- and closed-end investment companies (including single country funds). When making such an investment, the Fund will be indirectly exposed to all the risks of such investment companies. In general, the Fund will bear a pro rata portion of the other investment company's fees and expenses.

In addition, the Fund may invest in private investment funds, vehicles or structures. The Fund may also invest in debt-equity conversion funds, which are funds established to exchange foreign bank debt of countries whose principal repayments are in arrears into a portfolio of listed and unlisted equities, subject to certain repatriation restrictions.

Certain Fixed Income Funds and International and Domestic Equity Funds may invest without limitation in GMO Alpha LIBOR Fund, GMO Short-Duration Collateral Fund, and/or GMO Emerging Country Debt Fund. These investments will not be made in reliance on Section 12(d)(1)(G) of the Investment Company Act of 1940 but will instead be made in reliance on an SEC order obtained by the Manager and the Funds. The underlying Funds investing in Alpha LIBOR Fund, Short-Duration Collateral Fund and/or Emerging Country Debt Fund will not directly bear any of the operating fees and expenses of such funds. The Alpha LIBOR Fund, Short-Duration Collateral Fund and Emerging Country Debt Fund are offered by GMO pursuant to separate prospectuses and statements of additional information.

TRACKING ERROR

In certain cases, the Manager may consider an underlying Fund's "tracking error" in constructing its portfolio. Tracking error is a measure of the risk of a portfolio return relative to a benchmark. It is a calculation of the standard deviation of the returns of a portfolio less the relevant benchmark. For example, if an underlying Fund that is an equity fund had a tracking error of 4% versus the S&P 500, this would mean that the annualized volatility of its return less the S&P 500's return was 4%. The Manager of the International Growth Fund seeks to manage the fund so as to achieve a tracking error of +/- 5%. The Manager of the International Disciplined Equity Fund seeks to manage the fund so as to achieve a tracking error of 3.5%.

                               USES OF DERIVATIVES

                            INTRODUCTION AND OVERVIEW

DERIVATIVE POLICIES. This overview provides a general introduction to the principal ways in which the underlying Funds, in which the Fund may invest, use derivatives. The information below is designed to supplement the information included in the Prospectus.

FUNCTION OF DERIVATIVES IN THE UNDERLYING FUNDS. The underlying Funds use financial derivatives to implement investment decisions. The types of derivatives employed, include futures, swaps, options, forward contracts and, periodically, structured notes. These instruments may be exchange-traded or over-the-counter products. To a significant extent, specific market conditions influence the choice of derivative strategies for the underlying Funds.

DERIVATIVE EXPOSURE. Generally, stocks constitute the majority of the holdings in each underlying GMO Domestic and International Equity Fund in which the Fund may invest, although derivative positions may comprise a significant portion of the total assets. In GMO Fixed Income Funds in which the Fund may invest, bond futures, currency options, forwards, swaps and other derivatives are the primary means of obtaining market exposure.

COUNTERPARTY CREDITWORTHINESS. The Manager tracks the creditworthiness of counterparties in swaps, forwards and options. Typically, the underlying Funds will enter into these transactions only with counterparties with long-term debt ratings of A or higher by either Standard & Poor's or Moody's at the time of contract. However, short-term derivatives may be entered into with counterparties that do not have long-term debt ratings, but with short-term debt ratings of A-1 by Standard & Poor's and/or Prime-1 by Moody's. (See Appendix A--"Commercial Paper and Corporate Debt Ratings" for an explanation of short-term ratings.) In addition to checking agency ratings to assess creditworthiness, the Manager also considers news reports and market activity, such as the levels at which a counterparty's long-term debt is trading. Furthermore, the Manager monitors the amount of credit extended to any one counterparty by an underlying Fund. Besides creditworthiness, the Manager reviews, on a regular basis, the various exposures that the underlying Funds have to over-the-counter counterparties. Additionally, the Manager may negotiate collateral arrangements with a counterparty in order to further reduce an underlying Fund's exposure to such counterparty.

        USE OF DERIVATIVES BY GMO DOMESTIC AND INTERNATIONAL EQUITY FUNDS

DOMESTIC EQUITY FUNDS. As stated above, underlying Funds in this group include:
GMO U.S. Core Fund, GMO Tobacco-Free Core Fund, GMO Intrinsic Value Fund, GMO Growth Fund, GMO U.S. Sector Fund, GMO Small Cap Growth Fund, GMO Small Cap Value Fund and GMO Real Estate Fund.

Types of Derivatives Used by the Domestic Equity Funds

-    Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which an underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities

- Short equity swap contracts in which an underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities

- Contracts for differences, i.e., equity swaps that contain both long and short equity components

Uses of Derivatives by the Domestic Equity Funds

Hedging

Traditional Hedging: An underlying Fund may use short equity futures, related options and short equity swap contracts to hedge against an equity risk already generally present in such underlying Fund.

Anticipatory Hedging: If an underlying Fund receives or anticipates significant cash purchase transactions, the underlying Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if an underlying Fund receives or anticipates a significant demand for cash redemptions, the underlying Fund may sell futures contracts or enter into short equity swap contracts, to allow it to dispose of securities in a more orderly fashion without it being exposed to leveraged loss exposure in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment

An underlying Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by an underlying Fund. An underlying Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the underlying Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual markets, sectors and equities.

When long futures contracts and long equity swaps are used for investment, the underlying Funds will maintain an amount of liquid securities equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure. The net long equity exposure of an underlying Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the underlying Fund's net assets.

Risk Management - Synthetic Sales and Purchases

An underlying Fund may use equity futures, related options and equity swap contracts to adjust the weight of the underlying Fund to a level the Manager believes is the optimal exposure to individual sectors and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases. For example, if an underlying Fund held a large proportion of stocks of a particular industry and the Manager believed that stocks of another industry would outperform such stocks, the underlying Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the underlying Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Equity derivatives used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Except when such instruments are used for bona fide hedging, no more than 5% of an underlying Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

INTERNATIONAL EQUITY FUNDS. As stated above, underlying Funds in this group include: GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund, GMO International Growth Fund, GMO Currency Hedged International Equity Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund and GMO Asia Fund.

Types of Derivatives Used by the International Equity Funds (other than foreign currency derivative transactions)

-    Options, futures contracts and related options on securities indexes

- Long equity swap contracts in which an underlying Fund pays a fixed rate plus the negative performance, if any, and receives the positive performance, if any, of an index or basket of securities (excluding GMO Foreign Fund and GMO Foreign Small Companies Fund)

- Short equity swap contracts in which an underlying Fund receives a fixed rate plus the negative performance, if any, and pays the positive performance of an index or basket of securities (excluding GMO Foreign Fund and GMO Foreign Small Companies Fund)

- Contracts for differences, i.e., equity swaps that contain both long and short equity components (excluding GMO Foreign Fund and GMO Foreign Small Companies Fund)

- Only GMO Emerging Markets Fund, GMO Emerging Countries Fund and GMO Asia Fund may use structured or indexed notes

Uses of Derivatives by the International Equity Funds (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: An underlying Fund may use short equity futures, related options and short equity swap contracts to hedge against an equity risk already generally present in the underlying Fund.

Anticipatory Hedging: If an underlying Fund receives or anticipates significant cash purchase transactions, the underlying Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering long equity swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if an underlying Fund receives or anticipates a significant demand for cash redemptions, the underlying Fund may sell futures contracts or enter into short equity swap contracts, to allow the underlying Fund to dispose of securities in a more orderly fashion without the underlying Fund being exposed to leveraged loss exposure in the interim.

No limit exists with respect to the absolute face value of derivatives used for hedging purposes.

Investment

An underlying Fund may use derivative instruments (particularly long futures contracts, related options and long equity swap contracts) in place of investing directly in securities. These applications include using equity derivatives to "equitize" cash balances held by the underlying Fund. Because a foreign equity derivative generally only provides the return of a foreign market in local currency terms, an underlying Fund will often purchase a foreign currency forward in conjunction with equity derivatives to give the effect of investing directly. An underlying Fund may also use long derivatives for investment in conjunction with short hedging transactions to adjust the weights of the underlying Fund's underlying equity portfolio to a level the Manager believes is the optimal exposure to individual countries and equities.

When long futures contracts and long equity swaps are used for investment, the underlying Funds will maintain an amount of liquid assets equal to the face value of all such long derivative positions. However, for purposes of this restriction, if an existing long equity exposure is reduced or eliminated by a short derivative position, the combination of the long and short position will be considered as cash available to cover another long derivative exposure. The net long equity exposure of an underlying Fund, including direct investment in securities and long derivative positions, will not exceed 100% of the underlying Fund's net assets.

Risk Management - Synthetic Sales and Purchases

An underlying Fund may use equity futures, related options and equity swap contracts to adjust the weight of the underlying Fund to a level the Manager believes is the optimal exposure to individual countries and stocks. Sometimes, such transactions are used as a precursor to actual sales and purchases.

For example, if an underlying Fund held a large proportion of stocks of a particular market and the Manager believed that stocks of another market would outperform such stocks, the underlying Fund might use a short futures contract on an appropriate index (to synthetically "sell" a portion of the underlying Fund's portfolio) in combination with a long futures contract on another index (to synthetically "buy" exposure to that index). Long and short equity swap contracts and contracts for differences may also be used for these purposes. Often, a foreign currency forward will be used in conjunction with the long derivative position to create the effect of investing directly. Equity derivatives (and corresponding currency forwards) used to effect synthetic sales and purchases will generally be unwound as actual portfolio securities are sold and purchased.

Except when such instruments are used for bona fide hedging, no more than 5% of an underlying Fund's net assets will be committed to initial margin on futures contracts and time premiums on related options.

Foreign Currency Derivative Transactions Employed by the International Equity Funds

-    Buying and selling spot currencies

-    Forward foreign currency contracts

-    Currency futures contracts and related options

-    Options on currencies

- Currency swap contracts (excluding the GMO Foreign Fund and GMO Foreign Small Companies Fund)

Uses of Foreign Currency Derivative Transactions by the International Equity
Funds

Hedging

Traditional Hedging: An underlying Fund may effect foreign currency transactions
- generally short forward or futures contracts - to hedge back into the U.S. dollar the risk of foreign currencies represented by its securities investments. An underlying Fund is not required to hedge any of the currency risk inherent in investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Equity Fund).

Anticipatory Hedging: When an underlying Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency on the spot market or through currency forwards or futures.

Proxy Hedging: An underlying Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

The GMO International Intrinsic Value Fund will typically hedge less than 30% of the foreign currency exposure represented by its investments in foreign-currency denominated securities back into the U.S. dollar. The GMO Currency Hedged International Equity Fund will maintain short currency positions with respect to at least 70% of the foreign currency exposure represented by the common stocks owned directly and indirectly by the Fund. In addition, the GMO Currency Hedged International Equity Fund may hedge currency based on the benchmark weightings of the underlying Funds (rather than the underlying Funds' Investments), and thus will sometimes have a net short position with respect to certain foreign currencies. Such net short positions in the aggregate will not exceed 10% of the underlying Fund's assets.

Investment

An underlying Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, an underlying Fund may use foreign currency transactions for risk management, which will permit the underlying Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of an underlying Fund's investment in securities denominated in that currency.

An underlying Fund's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of the underlying Fund's net assets denominated in foreign currencies, though the currency exposure of the underlying Fund may differ substantially from the currencies in which the underlying Fund's equities are denominated.

                  USE OF DERIVATIVES BY GMO FIXED INCOME FUNDS

As stated above, underlying Funds in this group include: GMO Domestic Bond Fund, GMO Core Plus Bond Fund, GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund, GMO Short-Term Income Fund, GMO Emerging Country Debt Fund and GMO Inflation Indexed Bond Fund. Derivatives policies for GMO Global Hedged Equity Fund are discussed separately below.

Types of Derivatives Used by the Fixed Income Funds (other than foreign currency derivative transactions)

- Futures contracts and related options on bonds as well as baskets or indexes of securities

-    Options on bonds and other securities

- Swap contracts, including interest rate swaps, total return swaps, credit default swaps and contracts for differences

-    Structured notes

Uses of Derivatives by the Fixed Income Funds (other than foreign currency derivative transactions)

Hedging

Traditional Hedging: An underlying Fund may use bond futures, related options, bond options and swap contracts to hedge against a market or credit risk already generally present in the underlying Fund.

Anticipatory Hedging: If an underlying Fund receives or anticipates significant cash purchase transactions, the underlying Fund may hedge market risk (the risk of not being invested in the market) by purchasing long futures contracts or entering into long swap contracts to obtain market exposure until such time as direct investments can be made efficiently. Conversely, if an underlying Fund receives or anticipates a significant demand for cash redemptions, the underlying Fund may sell futures contracts or enter into short swap contracts while the underlying Fund disposes of securities in an orderly fashion.

Investment

An underlying Fund may use derivative instruments (particularly long futures contracts, related options and long swap contracts) in place of investing directly in securities. Because a foreign derivative generally only provides the return of a foreign market in local currency terms, an underlying Fund will often purchase a foreign currency forward in conjunction with using derivatives to give the effect of investing directly.

The fundamental strategy of the GMO International Bond Fund, GMO Currency Hedged International Bond Fund, GMO Global Bond Fund and GMO Core Plus Bond Fund requires that each such underlying Fund take active overweighted and underweighted positions with respect to particular bond markets and currencies relative to each such underlying Fund's respective performance benchmark. Often these active positions will be achieved using long and short derivative positions and combinations of such positions to create synthetic securities. These underlying Funds are not limited with respect to the extent to which derivatives may be used or with respect to the absolute face value of their derivative positions. As a result, these underlying Funds may be leveraged if measured in terms of aggregate exposure of their assets. However, the Manager seeks to manage the effective market exposure of each of these underlying Funds by controlling the projected tracking error relative to each such underlying Fund's benchmark.

Risk Management

An underlying Fund may use options, futures and related options as well as swap contracts to adjust the weight of the underlying Fund to a level the Manager believes is the optimal exposure to individual countries and issuers. Sometimes, an underlying Fund uses such transactions as a precursor to actual sales and purchases.

Other Uses

An underlying Fund generally uses total return swaps to gain investment exposure to fixed income securities where direct ownership is either not legally possible or is economically unattractive. With these swaps, underlying Funds pay a financing rate and receive the total return on a particular fixed income security or basket of securities.

Credit default swaps are used to protect the underlying Funds (primarily the GMO Emerging Country Debt Fund and other Fixed Income Funds that invest a portion of their assets in emerging market debt) against events of default by issuers of emerging market debt, or to create synthetic short or long exposure to emerging market and U.S. non-governmental debt securities to which such Funds are not otherwise exposed. With credit default swaps, the underlying Funds may pay what is, in effect, an insurance premium and, in return, have the right to put certain bonds or loans upon issuer default (or similar events) and to receive in return the par (or other agreed-upon) value of those bonds or loans. The underlying Funds may also use credit default swaps for investment purposes, in which case the underlying Fund will receive the premium referenced above, but would be obligated to pay the par (or other agreed-upon) value of the defaulted bonds or loans upon the issuer's default. Certain of the Fixed Income Funds may also purchase or sell such credit protection with respect to corporate issuers of debt.

Many of the debt instruments in which the underlying Funds invest may not be available with precisely the duration or other interest rate terms that the Manager would prefer. The Manager may decide to alter the interest rate exposure of these debt instruments by employing interest rate swaps. An underlying Fund can then maintain its investment in the credit of the issuer through the debt instrument but adjust its interest rate exposure through the swap. With these swaps, the underlying Funds and the counterparties swap interest rate exposure, such as fixed vs. variable and shorter duration vs. longer duration.

Foreign Currency Derivative Transactions Used by the Fixed Income Funds

-    Buying and selling spot currencies

-    Forward foreign currency contracts

-    Currency futures contracts and related options

-    Options on currencies

-    Currency swap contracts

Uses of Foreign Currency Derivative Transactions by the Fixed Income Funds

Hedging

Traditional Hedging: An underlying Fund may effect foreign currency transactions
- generally short forward or futures contracts - to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. An underlying Fund is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies (except in the case of the GMO Currency Hedged International Bond Fund).

Anticipatory Hedging: When an underlying Fund enters into a contract for the purchase or anticipates the need to purchase a security denominated in a foreign currency, it may "lock in" the U.S. dollar price of the security by buying the foreign currency or through currency forwards or futures.

Proxy Hedging: An underlying Fund may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

An underlying Fund may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to certain limitations, an underlying Fund may use foreign currency transactions for risk management, which will permit the underlying Fund to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long and short exposure to particular currencies beyond the amount of an underlying Fund's investment in securities denominated in that currency.

GMO GLOBAL HEDGED EQUITY FUND ("GHEF")

GHEF uses the same types of derivatives as other International Equity Funds in seeking to deliver the hedged equity return described below. GHEF seeks total return consistent with minimal exposure to general equity market risk.

Hedged Equity Strategy

At least 80% of GHEF's total assets will be invested in equity securities either directly or indirectly through investment in underlying Funds. However, as a result of GHEF's hedging techniques, the GHEF expects to create a return more similar to that received by an investment in fixed income securities.

GHEF will pursue its investment objective by investing substantially all of its assets in a combination of: (i) equity securities; (ii) shares of Domestic and International Equity Funds; (iii) derivative instruments intended to hedge the value of GHEF's equity securities held directly or through investment in underlying Funds against substantially all of the general movements in the relevant equity market(s), including hedges against substantially all of the changes in the value of the U.S. dollar relative to the currencies represented in the indexes used to hedge general equity market risk; and (iv) long interest rate futures contracts intended to adjust the duration of the theoretical fixed income security embedded in the pricing of the derivatives used for hedging the Fund's equity exposure (the "Theoretical Fixed Income Security").

To the extent that GHEF's portfolio strategy is successful, it is expected to achieve a total return consisting of: (i) the performance of GHEF's equity securities held directly or through investment in underlying Funds, relative to the S&P 500 and MSCI EAFE in proportion to GHEF's U.S. and international equity investments (including appreciation or depreciation of any overweighted currency relative to the currency weighting of the equity hedge), plus or minus (ii) short-term capital gains or losses approximately equal to the total return on the Theoretical Fixed Income Security, plus or minus (iii) capital gains or losses on GHEF's interest rate futures positions, minus (iv) transaction costs and other GHEF expenses.

Foreign Currency Derivative Transactions Used by GHEF

-    Buying and selling spot currencies

-    Forward foreign currency contracts

-    Currency futures contracts and related options

-    Options on currencies

-    Currency swap contracts

Uses of Foreign Currency Derivative Transactions by GHEF

Hedging

Traditional Hedging: GHEF may effect foreign currency transactions, generally short forward or futures contracts, to hedge the risk of foreign currencies represented by its securities investments back into the U.S. dollar. GHEF is not required to hedge any of the currency risk obtained by investing in securities denominated in foreign currencies.

Proxy Hedging: GHEF may hedge the exposure of a given foreign currency by using an instrument denominated in a different currency that the Manager believes is highly correlated to the currency being hedged.

Investment

GHEF may enter into currency forwards or futures contracts in conjunction with entering into a futures contract on a foreign index in order to create synthetic foreign currency denominated securities.

Risk Management

Subject to the limitations described below, GHEF may use foreign currency transactions for risk management, which will permit GHEF to have foreign currency exposure that is significantly different than the currency exposure represented by its portfolio investments. This foreign currency exposure may include long exposure to particular currencies beyond the amount of GHEF's investment in securities denominated in that currency.

GHEF's aggregate net foreign currency exposure, assuming full offset of long and short positions, will not exceed 100% of GHEF's net assets denominated in foreign currencies, though the currency exposure of GHEF may differ substantially from the currencies in which GHEF's securities are denominated.

                             INVESTMENT RESTRICTIONS

Fundamental Restrictions:

Without a vote of the majority of the outstanding voting securities of the Fund, the Trust will not take any of the following actions with respect to the Fund as indicated:

(1) Borrow money except under the following circumstances: (i) The Fund may borrow money from banks so long as after such a transaction, the total assets (including the amount borrowed) less liabilities other than debt obligations, represent at least 300% of outstanding debt obligations; (ii) The Fund may also borrow amounts equal to an additional 5% of its total assets without regard to the foregoing limitation for temporary purposes, such as for the clearance and settlement of portfolio transactions and to meet shareholder redemption requests; (iii) The Fund may enter into transactions that are technically borrowings under the 1940 Act because they involve the sale of a security coupled with an agreement to repurchase that security (e.g., reverse repurchase agreements, dollar rolls and other similar investment techniques) without regard to the asset coverage restriction described in (i) above, so long as and to the extent that the Fund's custodian earmarks and maintains cash and/or high grade debt securities equal in value to its obligations in respect of these transactions.

Under current pronouncements of the SEC staff, the above types of transactions are not treated as involving senior securities so long as and to the extent that the Fund's custodian earmarks and maintains liquid assets, such as cash, U.S. Government Securities or other appropriate assets equal in value to its obligations in respect of these transactions.

(2) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities. (For this purpose, the deposit or payment of initial or variation margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin.)

(3) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(4) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, and may purchase securities which are secured by interests in real estate.

(5) Make loans, except by purchase of debt obligations or by entering into repurchase agreements or through the lending of the Fund's portfolio securities. Loans of portfolio securities may be made with respect to up to 33 1/3% of the Fund's total assets.

(6) Concentrate more than 25% of the value of its total assets in any one industry.

(7) Purchase or sell commodities or commodity contracts, except that the Fund may purchase and sell financial futures contracts and options thereon.

(8) Issue senior securities, as defined in the 1940 Act and as amplified by rules, regulations and pronouncements of the SEC. The SEC has concluded that even though reverse repurchase agreements, firm commitment agreements and standby commitment agreements fall within the functional meaning of the term "evidence of indebtedness," the issue of compliance with Section 18 of the 1940 Act will not be raised with the SEC by the Division of Investment Management if the Fund covers such securities by earmarking and maintaining certain assets on the books and records of the Fund's custodian. Similarly, so long as such earmarked assets are maintained, the issue of compliance with Section 18 will not be raised with respect to any of the following: any swap contract or contract for differences; any pledge or encumbrance of assets; any borrowing permitted by Fundamental Restriction (1) above; any collateral arrangements with respect to initial and variation margin; and the purchase or sale of options, forward contracts, futures contracts or options on futures contracts.

Non-Fundamental Restrictions:

The following actions are contrary to the present policy of the Fund, which may be changed by the Trustee without shareholder approval:

(1) Buy or sell oil, gas or other mineral leases, rights or royalty contracts.

(2) Make investments for the purpose of gaining control of a company's management.

(3) Invest more than 15% of net assets in illiquid securities. The securities currently thought to be included as "illiquid securities" are restricted securities under the Federal securities laws (including illiquid securities eligible for resale under Rules 144 or 144A), repurchase agreements and securities that are not readily marketable. To the extent the Trustees determine that restricted securities eligible for resale under Rules 144 or 144A (safe harbor rules for resales of securities acquired under Section 4(2) private placements) under the Securities Act of 1933, repurchase agreements and securities that are not readily marketable, are in fact liquid, they will not be included in the 15% limit on investment in illiquid securities.

Repurchase agreements maturing in more than seven days are considered illiquid, unless an agreement can be terminated after a notice period of seven days or less.

For so long as the SEC maintains the position that most equity swap contracts, reverse equity swap contracts, caps, floors and collars are illiquid, the Fund will continue to designate these instruments as illiquid for purposes of its 15% illiquid limitation unless the instrument includes a termination clause or has been determined to be liquid based on a case-by-case analysis pursuant to procedures approved by the Trustees.

Except as indicated above in Fundamental Restriction (1), all percentage limitations on investments set forth herein and in the Prospectus will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

The phrase "shareholder approval," as used in the Prospectus and in this Statement of Additional Information, and the phrase "vote of a majority of the outstanding voting securities," as used herein with respect to the Fund, means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares of the Fund present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except for policies that are explicitly described as fundamental in the Prospectus or this Statement of Additional Information, the investment policies of the Fund may be changed by the Trust's Trustees without the approval of shareholders.

                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund will be determined on each day the New York Stock Exchange (the "Exchange") is open for regular business as of the close of regular trading on the Exchange, generally 4:00 p.m. Eastern time. However, equity options held by the Fund are priced at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the Fund are priced at 4:15 p.m. Please refer to "Determination of Net Asset Value" in the Prospectus for additional information.

                                  DISTRIBUTIONS

The Prospectus describes the distribution policies of the Fund under the heading "Distributions." The Fund maintains a policy in all cases to pay its shareholders, as dividends, substantially all net investment income and to distribute annually all net realized capital gains, if any, after offsetting any capital loss carryovers. For distribution and federal income tax purposes, a portion of the premiums from certain expired call or put options written by the Fund, net gains from certain closing purchase and sale transactions with respect to such options and a portion of net gains from other options and futures transactions are treated as short-term capital gain (i.e., gain from the sale of securities held for 12 months or less). The Fund maintains a policy to make distributions at least annually, sufficient to avoid the imposition of a nondeductible 4% excise tax on certain undistributed amounts of taxable investment income and capital gains.

                                      TAXES

TAX STATUS AND TAXATION OF THE FUND

The Fund is treated as a separate taxable entity for federal income tax purposes. The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the Fund must, among other things:

(a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items, U.S. Government Securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total net assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

If the Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income distributed timely to its shareholders in the form of dividends (including capital gain dividends).

If the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. The Fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although the Fund reserves the right to pay an excise tax rather than make an additional distribution when circumstances warrant (e.g., payment of excise tax amounts deemed by the Fund to be de minimus).

TAXATION OF FUND DISTRIBUTIONS AND SALES OF FUND SHARES

Fund distributions derived from interest, dividends and certain other income, including in general short-term gains, will be taxable as ordinary income to shareholders subject to federal income tax whether received in cash or reinvested in shares. Properly designated Fund distributions derived from net long-term capital gains (i.e., net gains derived from the sale of securities held by the Fund for more than 12 months) will generally be taxable as such, regardless of how long a shareholder has held the shares in the Fund.

The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gains if the shares have been held as capital assets for more than 12 months and as short-term capital gains if the shares have been held as capital assets for not more than 12 months. The federal tax rate generally applicable to net capital gains recognized by individual and other noncorporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less, or (ii) 20% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends).

For federal income tax purposes, the maximum capital gain tax rates for capital assets (including Fund shares) held by a non-corporate shareholder for more than 5 years are 8 percent and 18 percent (rather than 10 percent and 20 percent).

Any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributions received by a shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

A distribution paid to shareholders by the Fund in January of a year generally is deemed to have been received by shareholders on December 31 of the preceding year, if the distribution was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The Trust will provide federal tax information annually, including information about dividends and distributions paid during the preceding year to taxable investors and others requesting such information.

If the Fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

Dividends and distributions on the Fund's shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund's realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder's investment. Such dividends and distributions are likely to occur in respect of shares purchased at a time when the Fund's net asset value reflects gains that are either unrealized, or realized but not distributed.

For corporate shareholders (other than S corporations), the dividends-received deduction will generally apply (subject to a holding period requirement imposed by the Code) to the Fund's dividends paid from investment income to the extent derived from dividends received from U.S. corporations. However, any distributions received by the Fund from REITs will not qualify for the corporate dividends-received deduction. The Fund's investments in REIT equity securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio that it otherwise would have continued to hold (including when it is not advantageous to do so). The Fund's investments in REIT equity securities may at other times result in the Fund's receipt of cash in excess of the REIT's earnings; if the Fund distributes such amounts, such distribution could constitute a return of capital to Fund shareholders for federal income tax purposes.

The Fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges, or redemptions made by any individual shareholder who fails to furnish the fund with a correct taxpayer identification number, who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is a United States person and is not subject to such withholding. Pursuant to recently enacted tax legislation, the backup withholding tax rate is 30% for amounts paid during 2003, 29% for amounts paid during 2004 and 2005, and 28% for amounts paid during 2006 through 2010. The legislation will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2010, unless Congress enacts tax legislation providing otherwise. The Bush Administration has announced a proposal to accelerate reductions in tax rates, which may change the backup withholding rate as well.

Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of the Fund as an investment through such plans.

WITHHOLDING ON DISTRIBUTIONS TO FOREIGN INVESTORS

Dividend distributions (including distributions derived from short-term capital gains) are in general subject to a U.S. withholding tax of 30% when paid to a nonresident alien individual, foreign estate or trust, a foreign corporation, or a foreign partnership ("foreign shareholder"). Persons who are resident in a country, such as the U.K., that has an income tax treaty with the U.S. may be eligible for a reduced withholding rate (upon filing of appropriate forms), and are urged to consult their tax advisors regarding the applicability and effect of such a treaty. Distributions of net realized long-term capital gains paid by the Fund to a foreign shareholder, and any gain realized upon the sale of Fund shares by such a shareholder, will ordinarily not be subject to U.S. taxation, unless the recipient or seller is a nonresident alien individual who is present in the United States for more than 182 days during the taxable year. However, such distributions and sale proceeds may be subject to backup withholding, unless the foreign investor certifies his non-U.S. residency status. Foreign investors are subject to the backup withholding rules described above. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return. Also, foreign shareholders with respect to whom income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder will in general be subject to U.S. federal income tax on the income derived from the Fund at the graduated rates applicable to U.S. citizens, residents or domestic corporations, whether such income is received in cash or reinvested in shares, and, in the case of a foreign corporation, may also be subject to a branch profits tax. Again, foreign shareholders who are resident in a country with an income tax treaty with the United States may obtain different tax results, and are urged to consult their tax advisors.

Recently revised U.S. Treasury regulations affecting the application to foreign investors of the backup withholding and withholding tax rules described above generally became effective for payments made on or after January 1, 2001 (although transition rules apply). In some circumstances, these rules increase the certification and filing requirements imposed on foreign investors in order to qualify for exemption from the back-up withholding tax and for reduced withholding tax rates under income tax treaties. Foreign investors in the Fund should consult their tax advisors with respect to the application of these new regulations.

TAX IMPLICATIONS OF CERTAIN INVESTMENTS

Certain of the Fund's investments, including assets "marked to the market" for federal income tax purposes, debt obligations issued or purchased at a discount and potentially so-called "index securities" (including inflation indexed bonds), will create taxable income in excess of the cash they generate. In such cases, the Fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the Fund level.

The Fund's transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies may accelerate income, defer losses, cause adjustments in the holding periods of the Fund's securities and convert long-term capital gains into short-term capital gains and short-term capital losses into long-term capital losses. These transactions may affect the amount, timing and character of distributions to shareholders.

Investment by an underlying Fund in certain passive foreign investment companies ("PFICs") could subject such underlying Fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to its shareholders. However, the underlying Fund may elect to treat such a passive foreign investment company as a "qualified electing fund," in which case the underlying Fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. The underlying Fund also may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those PFICs on the last day of the Fund's taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increasing the amount required to be distributed for the underlying Fund to avoid taxation. Making either of these elections therefore may require the underlying Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain of the Fund and affect the total return of the Fund.

A PFIC is any foreign corporation in which (i) 75% or more of the gross income for the taxable year is passive income, or (ii) the average percentage of the assets (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50%. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

The Fund will not be able to offset gains realized by one underlying Fund in which the Fund invests against losses realized by another underlying Fund in which the Fund invests. Also, depending on the Fund's percentage ownership in an underlying Fund, a redemption of shares of an underlying Fund by the Fund may cause the Fund to be treated as not receiving capital gain income on such redemption but instead as receiving a dividend taxable as ordinary income in an amount equal to the full amount of the distribution. Accordingly, the investment of the Fund in underlying Funds could affect the amount, timing and character of distributions to shareholders of the Fund.

LOSS OF REGULATED INVESTMENT COMPANY STATUS

The Fund may experience particular difficulty qualifying as a regulated investment company in the case of highly unusual market movements, in the case of high redemption levels and/or during the first year of the Fund's operations. If the Fund does not qualify for taxation as a regulated investment company for any taxable year, the Fund's income will be taxed at the Fund level at regular corporate rates, and all distributions from earnings and profits, including distributions of net long-term capital gains and net tax-exempt income, will be taxable to shareholders as ordinary income and subject to withholding in the case of non-U.S. shareholders. In addition, in order to requalify for taxation as a regulated investment company that is accorded special tax treatment, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest on such gains, and make certain substantial distributions.

PROPOSED TAX LEGISLATION

The Bush Administration has announced a proposal to reduce or eliminate the tax on dividends paid out of earnings previously taxed at the corporate level. Many of the details of the proposal have not been specified, and the prospects for this proposal are unclear. Accordingly, it is not possible to evaluate how this proposal might affect the tax discussion above.

RECENT TAX SHELTER REPORTING REGULATIONS.

Under recently enacted Treasury regulations, if a shareholder realizes a loss on disposition of the Fund's shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies.

                             PERFORMANCE INFORMATION

The Fund may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders.

Quotations of average annual total return for the Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund or class over periods of one, three, five, and ten years (or for such shorter or longer periods as shares of the Fund have been offered), calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Except as noted below, all total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, and assume that (i) the maximum purchase premium, if any, is deducted from the initial $1,000 payment, (ii) all dividends and distributions are reinvested when paid and (iii) the maximum redemption fee, if any, is charged at the end of the relevant period. Quotations of total return may also be shown for other periods. The Fund may also, with respect to certain periods of less than one year, provide total return information for that period that is unannualized. Any such information would be accompanied by standardized total return information.

The Fund may also from time to time advertise net return and gross return data for each month and calendar quarter since the Fund's inception. Monthly and quarterly return data is calculated by linking daily performance for the Fund (current net asset value divided by prior net asset value), and assumes reinvestment of all dividends and gains. Monthly and quarterly performance data does not reflect payment of any applicable purchase premiums or redemption fees. All quotations of monthly and quarterly returns would be accompanied by standardized total return information. Information relating to the Fund's return for a particular month or calendar quarter is provided to permit evaluation of the Fund's performance and volatility in different market conditions, and should not be considered in isolation.

From time to time, in advertisements, in sales literature, or in reports to shareholders, the Fund may compare its respective performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the Fund may compare its total return to rankings prepared by Lipper Analytical Services, Inc. or Morningstar, Inc., widely recognized independent services that monitor mutual fund performance; the Standard & Poor's 500 Stock Index ("S&P 500"), the MSCI EAFE or the Russell 2500, indices of unmanaged groups of common stock; or the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the New York Stock Exchange.

Performance rankings and listings reported in national financial publications, such as Money Magazine, Barron's and Changing Times, may also be cited (if the Fund is listed in any such publication) or used for comparison, as well as performance listings and rankings from various other sources including No Load Fund X, CDA Investment Technologies, Inc., Weisenberger Investment Companies Service, and Donoghue's Mutual Fund Almanac.

Quotations of the Fund's gross return do not reflect any reduction for any Fund fees or expenses unless otherwise noted; if the gross return data reflected the estimated fees and expenses of the Fund, the returns would be lower than those shown. Quotations of gross return for the Fund for a particular month or quarter will be calculated in accordance with the following formula:

Gross Return =
Net Return + (Total Annual Operating Expense Ratio) (# of days in relevant period/365)

                             MANAGEMENT OF THE TRUST

The following tables present information regarding each Trustee and officer of the Trust as of June [ ], 2003. Each Trustee's and officer's age as of June [ ], 2003 is set forth in parentheses after his or her name. Unless otherwise noted,
(i) each Trustee and officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Trustee and officer is c/o GMO Trust, 40 Rowes Wharf, Boston, MA 02110. The term of office for each Trustee is until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of a successor, or until such Trustee sooner dies, resigns or is removed as provided in the governing documents of the Trust. Because the Fund does not hold an annual meeting of shareholders, each Trustee will hold office for an indeterminate period. The term of office for each officer is until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                                                                IN
       NAME, AGE AND                                                   PRINCIPAL               FUND           OTHER
     POSITION(S) HELD                                                OCCUPATION(S)           COMPLEX      DIRECTORSHIPS
      WITH THE TRUST           LENGTH OF TIME SERVED              DURING PAST 5 YEARS        OVERSEEN          HELD
      --------------           ---------------------              -------------------     -------------   -------------
NON INTERESTED TRUSTEES

Jay O. Light (61)            Since May 1996                     Professor of Business          [40]             *(1)
Trustee                                                         Administration and
                                                                Senior Associate Dean,
                                                                Harvard University.

Donald W. Glazer, Esq. (58)  Since December  2000               Advisory Counsel,              [40]            None
Trustee                                                         Goodwin Procter LLP;
                                                                Secretary and Vice
                                                                Chairman, Provant, Inc.
                                                                (provider of
                                                                performance improvement
                                                                training services and
                                                                products) (1998 -
                                                                present);
                                                                Consultant--Business and
                                                                Law.
INTERESTED TRUSTEE
R. Jeremy Grantham(2)(64)    Chairman of the Board of           Member, Grantham, Mayo,        [40]            None
Chairman of the Board of     Trustees since September 1985;     Van Otterloo & Co. LLC.
Trustees                     President from February 2002
                             - October 2002; President-
                             Quantitative from September
                             1985 - February 2002

-------------------------
(1) Mr. Light is a director of Harvard Management Company, Inc. and Security Capital European Realty. Neither of these companies has a class of securities registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of that Act and neither of these companies is a registered investment company.

(2) Trustee is deemed to be an "interested person" of the Trust, as defined by the 1940 Act, because of his affiliation with the Trust's Manager.

OFFICERS

                                  POSITION(S) HELD           LENGTH                  PRINCIPAL OCCUPATION(S)
       NAME AND AGE                WITH THE TRUST        OF TIME SERVED                DURING PAST 5 YEARS
       ------------                --------------        --------------                -------------------
Scott Eston (47)                President and Chief   President and Chief        Chief Financial Officer
                                Executive Officer     Executive Officer          (1997-present), Chief Operating
                                                      since October 2002;        Officer (2000-present) and
                                                      Vice President from        Member, Grantham, Mayo, Van
                                                      August 1998 -              Otterloo & Co. LLC.
                                                      October 2002.

Susan Randall Harbert (45)      Chief Financial       Chief Financial            Member, Grantham, Mayo, Van
                                Officer and           Officer since              Otterloo & Co. LLC.
                                Treasurer             February 2000; Treasurer
                                                      since February 1998;
                                                      Assistant Treasurer from
                                                      May 1995 -February 1998.

Brent C. Arvidson (33)          Assistant Treasurer   Since August 1998.         Senior Fund Administrator,
                                                                                 Grantham, Mayo, Van Otterloo &
                                                                                 Co. LLC (September 1997 -
                                                                                 present).

William R. Royer,  Esq. (37)    Vice President and    Vice President             General Counsel, Anti-Money
                                Clerk                 since February             Laundering Reporting Officer
                                                      1997; Clerk since          (July 2002-February 2003) and
                                                      March 2001, May            Member, Grantham, Mayo, Van
                                                      1999 - August 1999,        Otterloo & Co. LLC.
                                                      May 1995 - May 1997.

Elaine M. Hartnett, Esq. (58)   Vice President and    Vice President             Associate General Counsel,
                                Secretary             since August 1999;         Grantham, Mayo, Van Otterloo &
                                                      Secretary since            Co. LLC (June 1999 - present);
                                                      March 2001.                Associate/Junior Partner, Hale
                                                                                 and Dorr LLP (1991 - 1999).

Julie L. Perniola (32)          Vice President and    Since February 2003.       Anti-Money Laundering Reporting
                                Anti-Money                                       Officer (February 2003- present)
                                Laundering                                       and Compliance Officer,
                                Compliance Officer                               Grantham, Mayo, Van Otterloo &
                                                                                 Co. LLC.

TRUSTEES' RESPONSIBILITIES. Subject to the provisions of the GMO Declaration of Trust, the business of the Trust, an open-end management investment company, shall be managed by the Trustees, and they shall have all powers necessary or convenient to carry out that responsibility including the power to engage in securities transactions of all kinds on behalf of the Trust. Without limiting the foregoing, the Trustees may: adopt By-Laws not inconsistent with the

Declaration of Trust providing for the regulation and management of the affairs of the Trust and may amend and repeal them to the extent that such By-Laws do not reserve that right to the shareholders; fill vacancies in or remove from their number members of the Board of Trustees (including any vacancies created by an increase in the number of Trustees); remove from their number members of the Board of Trustees with or without cause; elect and remove such officers and appoint and terminate such agents as they consider appropriate; appoint from their own number and terminate one or more committees consisting of two or more Trustees which may exercise the powers and authority of the Trustees to the extent that the Trustees determine; employ one or more custodians of the assets of the Trust and authorize such custodians to employ subcustodians and to deposit all or any part of such assets in a system or systems for the central handling of securities or with a Federal Reserve Bank; retain a transfer agent or a shareholder servicing agent, or both; provide for the distribution of Shares by the Trust, through one or more principal underwriters or otherwise; set record dates for the determination of Shareholders with respect to various matters; and in general delegate such authority as they consider desirable to any officer of the Trust, to any committee of the Trustees and to any agent or employee of the Trust or to any such custodian or underwriter.

There are two standing committees of the Board of Trustees: the Independent Trustees/Audit Committee and the Pricing Committee. The Independent Trustees/Audit Committee assists the Board of Trustees in performing its functions under the 1940 Act and Massachusetts law. The responsibilities of the committee are as follows: perform the specific tasks assigned to the independent Trustees pursuant to the 1940 Act, including periodic consideration of the investment management contracts of the Trust; oversee the audit process for the Trust and consider any questions raised by the independent accountants; select and nominate candidates to serve as independent Trustees of the Trust; review on a periodic basis the governance structures and procedures of the Trust; review proposed resolutions of conflict of interest that may arise in the business of the Trust and may have an effect on the shareholders of the Trust; and oversee matters requiring independent oversight of the Trust on behalf of the shareholders of the Trust. Shareholders may recommend trustee nominees to the Independent Trustees/Audit Committee to fill any vacancies that may occur in the Board by sending such recommendations to the Secretary of the Trust. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Independent Trustees/Audit Committee. During the fiscal year ended February 28, 2003, the Independent Trustees/Audit Committee held [ ] meetings.

The Pricing Committee determines the fair value of the Trust's securities or other assets under certain circumstances, as described in the GMO Trust Pricing Policies adopted by the Board, as amended from time to time (the "Procedures"). To fulfill its responsibilities and duties the Pricing Committee periodically reviews the Procedures with the Manager and recommends changes (including the establishment of new pricing methodologies), if any, to the Board, and meets on an as-needed basis to determine the fair value of the Trust's securities or other assets, as described in the Procedures. Mr. Glazer and Mr. Light, the non-interested trustees, are members of the Pricing Committee; Mr. Grantham, the interested trustee, is an alternate member of the Pricing Committee. During the fiscal year ended February 28, 2003, the Pricing Committee held [ ] meetings.

[Information regarding the factors considered and conclusions reached by the Trustees in connection with the approval of the Fund's investment management contract will be filed by amendment following the Trustee's Board meeting in May 2003.]

Trustee Fund Ownership

The following table sets forth ranges of Trustees' beneficial share ownership in the Fund and other Funds of the Trust as of December 31, 2002.


                                                            AGGREGATE DOLLAR RANGE OF FUND
                                                                  SHARES OWNED IN ALL
                             DOLLAR RANGE OF THE FUND'S             GMO TRUST FUNDS
         NAME                      SHARES OWNED                   OVERSEEN BY TRUSTEE
         ----                      ------------                   -------------------
NON-INTERESTED TRUSTEES
Jay O. Light                          None                                 None

Donald W. Glazer                      None                             over $100,000

INTERESTED TRUSTEE
R. Jeremy Grantham                    None                             over $100,000

Non-Interested Trustee Ownership of Securities Issued by the Manager or Principal Underwriter

[None.]

Non-Interested Trustee Ownership of Related Companies

The following table sets forth information about securities owned by non-interested trustees and their family members as of December 31, 2002 in entities directly or indirectly controlling, controlled by, or under common control with the Manager or Funds Distributor, Inc., the Fund's principal underwriter.

                            NAME OF
     NAME OF NON-        OWNER(S) AND
      INTERESTED         RELATIONSHIP                               TITLE OF        VALUE OF
       TRUSTEE            TO TRUSTEE              COMPANY             CLASS        SECURITIES          % OF CLASS
       -------            ---------               -------             -----        ----------          ----------
Jay O. Light                  N/A                 None                N/A              N/A                 N/A

Donald W. Glazer              Self             GMO Brazil           Limited        $ 234,807**            1.95%
                                           Sustainable Forest     partnership
                                           Fund, LP, a private     interest
                                           investment company
                                          managed by Renewable
                                            Resources LLC, an
                                            affiliate of the
                                                Manager.*

                            NAME OF
     NAME OF NON-        OWNER(S) AND
      INTERESTED         RELATIONSHIP                               TITLE OF        VALUE OF
       TRUSTEE            TO TRUSTEE              COMPANY             CLASS        SECURITIES          % OF CLASS
       -------            ---------               -------             -----        ----------          ----------
                                               GMO Brazil           Limited        [$ 48,853**]          1.93%
                                           Sustainable Forest     partnership
                                              Fund 2, LP, a        interest
                                           private investment
                                           company managed by
                                           Renewable Resources
                                          LLC, an affiliate of
                                              the Manager.*

                                             GMO Tax-Managed        Limited          $581,146            3.94%
                                             Absolute Return      partnership
                                             Fund, a private       interest
                                           investment company
                                             managed by the
                                               Manager.***

* The Manager may be deemed to "control" this fund by virtue of its ownership interest in and role as Managing Member of Renewable Resources LLC.

[** Based on a valuation date of September 30, 2002.]

*** The Manager may be deemed to "control" this fund by virtue of its serving as investment manager of the fund.

REMUNERATION. Each non-interested Trustee receives an annual retainer from the Trust for his services. In addition, effective July 1, 2002, the chair of each of the Independent Trustees/Audit Committee and the Pricing Committee will receive an annual fee. Each non-interested Trustee is also paid a fee for each in-person and telephone meeting of the Board of Trustees or any committee thereof attended or participated in, as the case may be, and a fee for consideration of any action proposed to be taken by written consent. No additional compensation is paid to any non-interested Trustee for travel time to meetings, attendance at director's educational seminars or conferences, service on industry or association committees, participation as speakers at directors' conferences or service on special director task forces or subcommittees, although the Trust does reimburse non-interested Trustees for seminar or conference fees and for travel expenses incurred in connection with attendance at such seminars or conferences. Non-interested Trustees do not receive any employee benefits such as pension or retirement benefits or health insurance.

During the fiscal year ended February 28, 2003, other than as set forth in the table below, no Trustee or officer of the Trust received any direct compensation from the Fund, or the Trust or any other series thereof:

                                  AGGREGATE         PENSION OR RETIREMENT        ESTIMATED                 TOTAL
                                 COMPENSATION        BENEFITS ACCRUED AS      ANNUAL BENEFITS          COMPENSATION
NAME OF PERSON, POSITION         FROM THE FUND      PART OF FUND EXPENSES     UPON RETIREMENT         FROM THE TRUST
------------------------         -------------      ---------------------     ---------------         --------------
Jay O. Light, Trustee                 $0                     N/A                     N/A               [To be
                                                                                                       provided.]
Donald W. Glazer, Esq.,               $0                     N/A                     N/A               [To be
Trustee                                                                                                provided.]

Messrs. Grantham, Royer and Eston, and Ms. Harbert do not receive any compensation from the Trust, but as members of the Manager will benefit from the management fees paid by each Fund of the Trust.

As of June [ ], 2003, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of each class of shares of the Fund.

CODE OF ETHICS. Each of the Trust and the Manager has adopted a Code of Ethics pursuant to the requirement of the 1940 Act. Under the Code of Ethics, personnel are permitted to engage in personal securities transactions only in accordance with certain conditions relating to such persons' position, the identity of the security, the timing of the transaction and similar factors. Transactions in securities that may be held by the Fund are permitted, subject to compliance with applicable provisions of the Code. Personal securities transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

                     INVESTMENT ADVISORY AND OTHER SERVICES

Management Contracts

As disclosed in the Prospectus under the heading "Management of the Fund," under a Management Contract (the "Management Contract") between the Trust, on behalf of the Fund, and the Manager, subject to such policies as the Trustees of the Trust may determine, the Manager will furnish continuously an asset allocation program for the Fund and will make investment decisions on behalf of the Fund and place all orders for the purchase and sale of portfolio securities. Subject to the control of the Trustees, the Manager also manages, supervises and conducts the other affairs and business of the Trust, furnishes office space and equipment, provides bookkeeping and certain clerical services and pays all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with the Manager. As indicated under "Portfolio Transactions--Brokerage and Research Services," the Trust's portfolio transactions may be placed with broker-dealers who furnish the Manager, at no cost, certain research, statistical and quotation services of value to the Manager in advising the Trust or its other clients.

[As is disclosed in the Prospectus, the Manager has contractually agreed to reimburse the Fund with respect to certain Fund expenses through at least June 30, 2004.]

The Management Contract provides that the Manager shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

[The Management Contract was approved by the Trustees of the Trust (including a majority of the Trustees who were not "interested persons" of the Manager) and by the Fund's sole initial shareholder in connection with the organization of the Trust and the establishment of the Fund.] The Management Contract will continue in effect for a period two years from the date of its execution and continuously thereafter only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and by (ii) the majority vote of either the full Board of Trustees or the vote of a majority of the outstanding shares of the Fund. The Management Contract automatically terminates on assignment, and is terminable on not more than 60 days' notice by the Trust to the Manager. In addition, the Management Contract may be terminated on not more than 60 days' written notice by the Manager to the Trust.

The Manager will not receive a Management Fee for its services provided to the Fund under the Management Contract. However, the Fund indirectly bears the Management Fees paid by the underlying Funds in which the Fund invests. As of the date of this Statement of Additional Information, the Fund has not yet commenced operations, and, therefore, has not yet indirectly borne any Management Fees of underlying Funds.

In the event that the Manager ceases to be the Manager of the Fund, the right of the Trust to use the identifying name "GMO" may be withdrawn.

Custodial Arrangements. Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116 serves as the Fund's custodian. As such, IBT holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, IBT receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to Fund portfolio securities. IBT also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.

Shareholder Service Arrangements. As disclosed in the Prospectus, pursuant to the terms of a single Servicing Agreement with each Fund of the Trust, GMO provides direct client service, maintenance and reporting to shareholders of each class of the Fund (except for Class M). The Servicing Agreement was approved by the Trustees of the Trust (including a majority of the Trustees who are not "interested persons" of the Manager or the Trust). The Servicing Agreement will continue in effect for a period of more than one year from the date of its execution only so long as its continuance is approved at least annually by (i) the vote, cast in person at a meeting called for the purpose, of a majority of those Trustees who are not "interested persons" of the Manager or the Trust, and (ii) the majority vote of the full Board of Trustees. The Servicing Agreement automatically terminates on assignment (except as specifically provided in the Servicing Agreement) and is terminable by either party upon not more than 60 days' written notice to the other party.

The Trust entered into the Servicing Agreement with GMO on May 30, 1996. The Class I and II shares of the Fund each pay the Manager a shareholder service fee of 0.13% and 0.07%, respectively, of the relevant class's average daily net assets. As of the date of this Statement of Additional Information, the Fund has not yet commenced operations, and, therefore, the Class I and Class II shareholders have not yet paid the Manager a shareholder service fee. The Class III shares of the Fund do not pay the Manager a shareholder service fee in exchange for the Manager providing these services under the terms of the Servicing Agreement. Each class of shares of the Fund (including Class M shares), however, indirectly bears the shareholder service fees paid by the underlying Funds in which the Fund invests. As of the date of this Statement of Additional

Information, the Fund has not yet commenced operations, and, therefore, no class of shares of the Fund has indirectly borne any shareholder service fees of underlying Funds.

Administrative Arrangements. GMO serves as the Trust's administrator for Class M shareholders. In this capacity, GMO provides administrative support service to such shareholders including processing orders, processing dividend payments, assisting with shareholder communications, recordkeeping and reporting. GMO may provide these services directly, or may contract with third party service providers to provide any or all of these services.

The Trust, on behalf of the Class M shares of certain Funds of the Trust, entered into an Administration Agreement with GMO on August 17, 2000. Under the Administration Agreement, the Class M shares of the Fund pay GMO an administration fee of 0.05% of the class's average daily net assets. As of the date of this Statement of Additional Information, the Fund has not yet commenced operations, and, therefore, the Class M shares of the Fund have not yet paid an administration fee to GMO.

Independent Accountants. The Trust's independent accountants are PricewaterhouseCoopers LLP, 160 Federal Street, Boston, Massachusetts 02110. PricewaterhouseCoopers LLP conducts annual audits of the Trust's financial statements, assists in the preparation of the Fund's federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and provides assistance in connection with the preparation of various Securities and Exchange Commission filings.

Distributor. Funds Distributor, Inc. ("FDI"), 60 State Street, Boston, Massachusetts 02109, serves as the Trust's distributor on behalf of the Fund. GMO pays all distribution-related expenses (other than expenses under the Rule 12b-1 distribution and service plan (described below)) of the Fund.

Counsel. Ropes & Gray, One International Place, Boston, Massachusetts 02110, serves as counsel to the Trust.

                            DISTRIBUTION (12b-1) PLAN

The Trust has adopted a Rule 12b-1 distribution and service plan (the "Plan"). The principal features of the Plan are described in the Prospectus. This SAI contains additional information that may be of interest to investors.

The Trust will pay to the principal distributor of the Trust's shares (the "Distributor") fees for services rendered and expenses borne by the Distributor which are primarily intended to result in the sale of Class M shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders, at an annual rate with respect to the Fund not to exceed 1.00% of the Fund's average daily net assets attributable to its Class M shares. The Trustees currently limit payments on Class M shares to 0.25% of the Fund's average daily net assets attributable to its Class M shares. Such fees shall be accrued daily and paid monthly or at such other intervals as the Trustees shall determine.

As of the date of this Statement of Additional Information, the Fund has not yet commenced operations and, therefore, the Trust, on behalf of the Class M shares of the Fund, has not yet paid a distribution (12b-1) fee to the Distributor.

The fees may be spent by the Distributor for services which are primarily intended to result in the sale of Class M shares of the Trust and/or the provision of certain other services incidental thereto to Class M shareholders (but will generally not be spent on recordkeeping charges, accounting expenses, transfer costs, custodian fees or direct client service, maintenance or reporting to recordholders of Class M shares). The Distributor's expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of, financial consultants or other employees of the Distributor or of participating or introducing brokers, banks and other financial intermediaries who render ongoing advice concerning the suitability of particular investment opportunities offered by the Trust in light of Class M shareholders' needs, who provide and maintain elective Class M shareholder services such as check writing and wire transfer services, who provide and maintain pre-authorized investment plans for Class M shareholders, who act as sole shareholder of record and nominee for Class M shareholders, who respond to inquiries from Class M shareholders relating to such services, who train personnel in the provision of such services or who provide such similar services as permitted under applicable statutes, rules or regulations.

Continuance of the Plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the Funds of the Trust and who have no direct or indirect interest in the Plan or related arrangements (the "Independent Trustees"), cast in person at a meeting called for that purpose. All material amendments to the Plan also must be approved by the Trustees and the Independent Trustees, including any amendment to increase materially the costs that the fund may bear for distribution pursuant to the Plan.

The Plan may be terminated at any time with respect to the Class M shares of the Fund by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of the Fund.

Any agreement relating to the implementation of the Plan with respect to the Fund shall be in writing, shall terminate automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding Class M voting securities of the Fund, upon 60 days written notice.

                             PORTFOLIO TRANSACTIONS

The purchase and sale of portfolio securities for the Fund and for the other investment advisory clients of the Manager are made by the Manager with a view to achieving their respective investment objectives. For example, a particular security may be bought or sold for certain clients of the Manager even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, therefore, one client may indirectly sell a particular security to another client. In addition, two or more clients may simultaneously buy or sell the same security, in which event purchases or sales are effected on a pro rata, rotating or other equitable basis so as to avoid any one account being preferred over any other account.

Transactions involving the issuance of Fund shares for securities or assets other than cash will be limited to a bona fide reorganization or statutory merger and to other acquisitions of portfolio securities that meet all of the following conditions: (a) such securities meet the investment objectives and policies of the Fund; (b) such securities are acquired for investment and not for resale; (c) such securities are liquid securities which are not restricted as to transfer either by law or liquidity of market; and (d) such securities have a value which is readily ascertainable as evidenced by a listing on the American Stock Exchange, the New York Stock Exchange, NASDAQ or a recognized foreign exchange.

Brokerage and Research Services. In placing orders for the portfolio transactions of the Fund, the Manager will seek the best price and execution available, except to the extent it may be permitted to pay higher brokerage commissions for brokerage and research services as described below. The determination of what may constitute best price and execution by a broker-dealer in effecting a securities transaction involves a number of considerations, including, without limitation, the overall net economic result to the Fund (involving price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future and the financial strength and stability of the broker. Because of such factors, a broker-dealer effecting a transaction may be paid a commission higher than that charged by another broker-dealer. Most of the foregoing are subjective considerations.

Over-the-counter transactions often involve dealers acting for their own account. It is the Manager's policy to place over-the-counter market orders for the domestic underlying Funds with primary market makers unless better prices or executions are available elsewhere.

Although the Manager does not consider the receipt of research services as a factor in selecting brokers to effect portfolio transactions for the Fund, the Manager will receive such services from brokers who are expected to handle a substantial amount of the Fund's portfolio transactions. Research services may include a wide variety of analyses, reviews and reports on such matters as economic and political developments, industries, companies, securities and portfolio strategy. The Manager uses such research in servicing other clients as well as the Fund.

As permitted by Section 28(e) of the Securities Exchange Act of 1934 and subject to such policies as the Trustees of the Trust may determine, the Manager may pay an unaffiliated broker or dealer that provides "brokerage and research services" (as defined in the Act) to the Manager an amount of commission for effecting a portfolio investment transaction in excess of the amount of commission another broker or dealer would have charged for effecting that transaction.

As of the date of this Statement of Additional Information, the Fund has not yet commenced operations and, therefore, has not yet paid any brokerage commissions.

                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES

The Trust is organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust ("Declaration of Trust") dated June 24, 1985. A copy of the Declaration of Trust is on file with the Secretary of The Commonwealth of Massachusetts. The fiscal year for the Fund ends on the last day of February.

Pursuant to the Declaration of Trust, the Trustees have currently authorized the issuance of an unlimited number of full and fractional shares of [forty] series:
U.S. Core Fund; Tobacco-Free Core Fund; Value Fund; Intrinsic Value Fund; Growth Fund; Small Cap Value Fund; Small Cap Growth Fund; Real Estate Fund; Tax-Managed U.S. Equities Fund; Tax-Managed Small Companies Fund; International Disciplined Equity Fund; International Intrinsic Value Fund; International Growth Fund; Currency Hedged International Equity Fund; Foreign Fund; Foreign Small Companies Fund; International Small Companies Fund; Emerging Markets Fund; Emerging Countries Fund; Asia Fund; Tax-Managed International Equities Fund; Domestic Bond Fund; Core Plus Bond Fund; International Bond Fund; Currency Hedged International Bond Fund; Global Bond Fund; Emerging Country Debt Fund; Short-Term Income Fund; Global Hedged Equity Fund; Inflation Indexed Bond Fund; Emerging Country Debt Share Fund; International Equity Allocation Fund; World Balanced Allocation Fund; Global (U.S.+) Equity Allocation Fund; U.S. Sector Fund; Alpha LIBOR Fund; Short-Duration Collateral Fund; Taiwan Fund; [Global Allocation Absolute Return Fund]; and International Core Plus Allocation Fund. Interests in each portfolio (Fund) are represented by shares of the corresponding series. Each share of each series represents an equal proportionate interest, together with each other share, in the corresponding Fund. The shares of such series do not have any preemptive rights. Upon liquidation of a Fund, shareholders of the corresponding series are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders. The Declaration of Trust also permits the Trustees to charge shareholders directly for custodial and transfer agency expenses, but there is no present intention to make such charges.

The Declaration of Trust also permits the Trustees, without shareholder approval, to subdivide any series of shares into various sub-series or classes of shares with such dividend preferences and other rights as the Trustees may designate. This power is intended to allow the Trustees to provide for an equitable allocation of the affect of any future regulatory requirements which might affect various classes of shareholders differently. The Trustees have currently authorized the establishment and designation of up to nine classes of shares for each series of the Trust: Class I Shares, Class II Shares, Class III Shares, Class IV Shares, Class V Shares, Class VI Shares, Class VII Shares, Class VIII Shares and Class M Shares.

The Trustees may also, without shareholder approval, establish one or more additional separate portfolios for investments in the Trust or merge two or more existing portfolios (i.e., a new fund). Shareholders' investments in such a portfolio would be evidenced by a separate series of shares.

The Declaration of Trust provides for the perpetual existence of the Trust. The Trust, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Trust. While the Declaration of Trust further provides that the Trustees may also terminate the Trust upon written notice to the shareholders, the 1940 Act requires that the Trust receive the authorization of a majority of its outstanding shares in order to change the nature of its business so as to cease to be an investment company.

As of June [ ], 2003, there were no outstanding shares of the Fund.

                                  VOTING RIGHTS

Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and will vote (to the extent provided herein) in the election of Trustees and the termination of the Trust and on other matters submitted to the vote of shareholders. Shareholders vote by individual Fund on all matters except (i) when required by the Investment Company Act of 1940, shares shall be voted in the aggregate and not by individual Fund, and
(ii) when the Trustees have determined that the matter affects only the interests of one or more Funds, then only shareholders of such affected Funds shall be entitled to vote thereon. Shareholders of one Fund shall not be entitled to vote on matters exclusively affecting another Fund, such matters including, without limitation, the adoption of or change in the investment objectives, policies or restrictions of the other Fund and the approval of the investment advisory contracts of the other Fund. Shareholders of a particular class of shares do not have separate class voting rights except with respect to matters that affect only that class of shares and as otherwise required by law.

There will normally be no meetings of shareholders for the purpose of electing Trustees except that in accordance with the 1940 Act (i) the Trust will hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders, and
(ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of two-thirds of the outstanding shares and filed with the Trust's custodian or by a vote of the holders of two-thirds of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon written request by the holders of at least 1% of the outstanding shares stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust has undertaken to provide a list of shareholders or to disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees shall continue to hold office and may appoint successor Trustees. Voting rights are not cumulative.

No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's name or to cure technical problems in the Declaration of Trust and
(ii) to establish, designate or modify new and existing series or sub-series of Trust shares or other provisions relating to Trust shares in response to applicable laws or regulations.

                        SHAREHOLDER AND TRUSTEE LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of all the property of the relevant Fund for all loss and expense of any shareholder of that Fund held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund of which he is or was a shareholder would be unable to meet its obligations.

The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a Trustee against any liability to which the Trustee would otherwise be subject to by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. The By-Laws of the Trust provide for indemnification by the Trust of the Trustees and the officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

              BENEFICIAL OWNERS OF 5% OR MORE OF THE FUND'S SHARES

As of June [ ], 2003, there were no outstanding shares of any class of the Fund.

                   COMMERCIAL PAPER AND CORPORATE DEBT RATINGS

COMMERCIAL PAPER RATINGS

Commercial paper ratings of Standard & Poor's are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by Standard & Poor's indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Commercial paper rated A-2 by Standard & Poor's indicates that capacity for timely payment on issues is strong. However, the relative degree of safety is not as high as for issues designated A-1. Commercial paper rated A-3 indicates capacity for timely payment. It is, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of Prime-1 rated issuers, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained. Issuers rated Prime-3 have an acceptable capacity for repayment of short-term promissory obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement of relatively high financial leverage. Adequate alternative liquidity is maintained.

CORPORATE DEBT RATINGS

Standard & Poor's. A Standard & Poor's corporate debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. The following is a summary of the ratings used by Standard & Poor's for corporate debt:

AAA -- This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

AA -- Bonds rated AA also qualify as high quality debt obligations. Capacity to pay interest and repay principal is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to repay principal and pay interest for bonds in this category than for bonds in higher rated categories.

BB, B, CCC, CC -- Bonds rated BB, B, CCC and CC are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C -- The rating C is reserved for income bonds on which no interest is being paid.

D -- Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

Plus (+) or Minus (-): The ratings from "AA" to "B" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's. The following is a summary of the ratings used by Moody's for corporate debt:

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large, or by an exceptionally stable, margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Should no rating be assigned by Moody's, the reason may be one of the following:

         1.       An application for rating was not received or accepted.

         2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

         3. There is lack of essential data pertaining to the issue or issuer.

         4. The issue was privately placed in which case the rating is not published in Moody's publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa1, A1, Baa1 and B1.

                                    GMO TRUST

                            PART C. OTHER INFORMATION

Item 23.    Exhibits

      (a)   Amended and Restated Agreement and Declaration of Trust.(1)

      (b)   Amended and Restated By-laws of the Trust.(1)

      (c) Please refer to Article 5 of the Trust's Amended and Restated Declaration of Trust, which is hereby incorporated by reference.

      (d) 1. Form of Management Contracts between the Trust, on behalf of each of its GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO Real Estate Fund (formerly "GMO REIT Fund"), GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO International Disciplined Equity Fund, GMO International Growth Fund, GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Evolving Countries Fund, GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund; GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"); GMO International Equity Allocation Fund, GMO World Balanced Allocation Fund (formerly "GMO World Equity Allocation Fund"), GMO Global (U.S.+) Equity Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Alpha LIBOR Fund, GMO Tax-Managed International Equities Fund, GMO Emerging Country Debt Share Fund, GMO Taiwan Fund, GMO Short-Duration Collateral Fund and Grantham, Mayo, Van Otterloo & Co. LLC ("GMO");(1) and

            2. Form of Management Contract between the Trust, on behalf of its GMO Global Allocation Absolute Return Fund, and GMO.--Exhibit 1

-----------------------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*     To be filed by amendment.

      (e) Distribution Agreement between the Trust on behalf of each of GMO U.S. Core Fund (formerly "GMO Core Fund"), GMO Tobacco-Free Core Fund, GMO Value Fund (formerly "GMO Value Allocation Fund"), GMO Growth Fund (formerly "GMO Growth Allocation Fund"), GMO Small Cap Value Fund (formerly "GMO Core II Secondaries Fund"), GMO Small Cap Growth Fund, GMO Real Estate Fund (formerly "GMO REIT Fund"), GMO International Disciplined Equity Fund, GMO International Intrinsic Value Fund (formerly "GMO International Core Fund"), GMO International Growth Fund, GMO Currency Hedged International Equity Fund (formerly "GMO Currency Hedged International Core Fund"), GMO Foreign Fund, GMO Foreign Small Companies Fund, GMO International Small Companies Fund, GMO Emerging Markets Fund, GMO Emerging Countries Fund (formerly "GMO Evolving Countries Fund"), GMO Asia Fund, GMO Global Hedged Equity Fund, GMO Domestic Bond Fund, GMO Core Plus Bond Fund (formerly "GMO U.S. Bond/Global Alpha A Fund" and "GMO Global Fund"), GMO International Bond Fund, GMO Currency Hedged International Bond Fund (formerly "GMO SAF Core Fund"), GMO Global Bond Fund, GMO Emerging Country Debt Fund, GMO Short-Term Income Fund, GMO Inflation Indexed Bond Fund, GMO Intrinsic Value Fund; GMO Tax-Managed Small Companies Fund (formerly "GMO U.S. Small Cap Fund"); GMO International Equity Allocation Fund, GMO World Balanced Allocation Fund (formerly, "GMO World Equity Allocation Fund"), GMO Global (U.S.+) Equity Allocation Fund, GMO U.S. Sector Fund (formerly "GMO U.S. Sector Allocation Fund"), GMO International Core Plus Allocation Fund, GMO Tax-Managed U.S. Equities Fund, GMO Tax-Managed International Equities Fund, GMO Emerging Country Debt Share Fund, [GMO Global Allocation Absolute Return Fund] and Funds Distributor, Inc.(1)

      (f)   None.

      (g) 1. Custodian Agreement (the "IBT Custodian Agreement") among the Trust, on behalf of certain Funds, GMO and Investors Bank & Trust Company ("IBT");(1)

            2. Form of Custodian Agreement (the "BBH Custodian Agreement") between the Trust, on behalf of certain Funds, and Brown Brothers Harriman & Co. ("BBH");(1)

            3. Forms of Letter Agreements with respect to the IBT Custodian Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

            4. Forms of Letter Agreements with respect to the BBH Custodian Agreement between the Trust, on behalf of certain Funds, and BBH;(1)

-----------------------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*     To be filed by amendment.

            5. Form of Letter Agreement with respect to the IBT Custodian Agreement among the Trust, on behalf of its GMO Global Allocation Absolute Return Fund, GMO and IBT;--Exhibit 2

            6. Form of Accounting Agency Agreement (the "Accounting Agency Agreement") between the Trust, on behalf of certain Funds, and BBH;(1)

            7. Form of Letter Agreement with respect to the Accounting Agency Agreement between the Trust, on behalf of certain Funds, and BBH;(1)

            8. Form of 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH;(1)

            9. Form of Letter Agreement with respect to the 17f-5 Delegation Schedule between the Trust, on behalf of certain Funds, and BBH;(1)

            10. Form of Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds of the Trust;(1) and

            11. Form of Letter Agreement with respect to the Amended and Restated Delegation Agreement between IBT and the Trust, on behalf of certain Funds.(1)

      (h) 1. Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

            2. Forms of Letter Agreements to the Transfer Agency Agreement among the Trust, on behalf of certain Funds, GMO and IBT;(1)

            3. Form of Letter Agreement to the Transfer Agency Agreement among the Trust, on behalf of its GMO Global Allocation Absolute Return Fund, GMO and IBT;--Exhibit 3

            4. Form of Notification of Obligation to Reimburse Certain Fund Expenses by GMO to the Trust--Exhibit 4;* and

            5. Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and GMO.--Exhibit 5*

      (i)   Form of Opinion and Consent of Ropes & Gray.(1)

      (j)   Consent of PricewaterhouseCoopers LLP.--Exhibit 6*

      (k)   Financial Statements - Not applicable.

-----------------------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*     To be filed by amendment.

      (l)   None.

      (m) 1. Form of GMO Trust Amended and Restated Distribution and Service Plan (Class M);--Exhibit 7*

            2. Form of Amended and Restated Administration Agreement;--Exhibit
            8*

            3. Form of Service Agreement between American Express Financial Advisors Inc. and the Trust, on behalf of certain Funds;(1)

            4. Form of Services Agreement between the Fidelity Brokerage Services LLC and National Financial Services LLC (together "Fidelity"), and the Trust, on behalf of certain Funds;(1)

            5. Form of Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds;(1) and

            6. Form of First Amendment to the Funds Trading Agreement between Fidelity Investments Institutional Operations Company, Inc., IBT, BBH, GMO, and the Trust, on behalf of certain Funds.(1)

      (n) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940, effective June 1, 1996 as amended and restated March 12, 2001.(1)

      (o)   Reserved.

      (p) Code of Ethics adopted by the Trust, GMO, Dancing Elephant, Ltd., GMO Australia Ltd., GMO Australia LLC, GMO Renewable Resources LLC, GMO Woolley Ltd.(1)

Item 24.    Persons Controlled by or Under Common Control with Registrant

      None.

Item 25.    Indemnification

      See Item 27 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

-----------------------

1 Previously filed with the Securities and Exchange Commission and incorporated herein by reference.

*     To be filed by amendment.

Item 26.    Business and Other Connections of Investment Adviser

      See Item 28 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 27.    Principal Underwriters

Item 27(a). Funds Distributor, Inc. ("FDI" or the "Distributor") acts as principal underwriter for the following other investment companies:

            [To be filed by amendment.]

            FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. FDI is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

Item 27(b). Information about Directors and Officers of FDI is as follows:

         [To be filed by amendment.]

Item 27(c). Other Compensation received from the certain funds of the Trust during the last fiscal year by FDI:

                                                     Class M Shares
GMO Trust Fund Name                                  Distribution (12b-1) Fees

         [To be filed by amendment.]

Item 28.    Location of Accounts and Records

      See Item 30 of Pre-Effective Amendment No. 1 which is hereby incorporated by reference.

Item 29.    Management Services

      Not Applicable.

Item 30.    Undertakings

      None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940 (the "1940 Act"), the Registrant, GMO Trust, has duly caused this Post-Effective Amendment No. 69 under the Securities Act and Post-Effective Amendment No. 86 under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 16th day of April, 2003.

                                  GMO Trust

                                  By: SCOTT E. ESTON*
                                      -------------------------
                                      Scott E. Eston
                                      Title: President; Chief Executive Officer
                                      Principal Executive Officer

         Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 69 to the GMO Trust's Registration Statement under the Securities Act has been signed below by the following persons in the capacities and on the dates indicated.

Signatures                    Title                                              Date
----------                    -----                                              ----
SCOTT E. ESTON*               President; Chief Executive Officer;                April 16, 2003
Scott E. Eston                Principal Executive Officer

SUSAN RANDALL HARBERT*        Chief Financial Officer and Treasurer;             April 16, 2003
Susan Randall Harbert         Principal Financial and Accounting
                              Officer

R. JEREMY GRANTHAM*           Trustee                                            April 16, 2003
R. Jeremy Grantham

JAY O. LIGHT*                 Trustee                                            April 16, 2003
Jay O. Light

DONALD W. GLAZER*             Trustee                                            April 16, 2003
Donald W. Glazer

                                     * By: /S/ ELAINE M. HARTNETT
                                           ----------------------------
                                           Elaine M. Hartnett
                                           Attorney-in-Fact

                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

            (Seal)

Signature                 Title              Date
---------                 -----              ----
/S/ Jay O. Light          Trustee            December 11, 2000
---------------------
Jay O. Light

                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

            (Seal)

Signature                 Title              Date
---------                 -----              ----
/S/ R. Jeremy Grantham    Trustee            December 11, 2000
----------------------
R. Jeremy Grantham

                                POWER OF ATTORNEY

         I, the undersigned trustee of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett, Susan Randall Harbert and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

         (Seal)

Signature                 Title              Date
---------                 -----              ----
/S/ Donald W. Glazer      Trustee            December 11, 2000
---------------------
Donald W. Glazer

                                POWER OF ATTORNEY

            I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

            (Seal)

Signature                 Title              Date
---------                 -----              ----
/S/ Scott E. Eston        President and      October 28, 2002
------------------        Chief Executive
Scott E. Eston            Officer

                                POWER OF ATTORNEY

         I, the undersigned officer of GMO Trust, a Massachusetts business trust, hereby constitute and appoint each of Elaine M. Hartnett and William R. Royer, singly, my true and lawful attorney, with full power to him or her to sign for me, and in my name and in the capacity indicated below, any and all amendments to the Registration Statement filed with the Securities and Exchange Commission for the purpose of registering shares of beneficial interest of GMO Trust, hereby ratifying and confirming my signature as it may be signed by my said attorney on said Registration Statement.

         Witness my hand and common seal on the date set forth below.

            (Seal)

Signature                         Title                                      Date
---------                         -----                                      ----
/S/ Susan Randall Harbert         Treasurer; Principal Financial and         May 2, 2001
-------------------------         Accounting Officer
Susan Randall Harbert

                                  EXHIBIT INDEX

                                    GMO TRUST

Exhibit No.     Title of Exhibit
-----------     ----------------
    1           Form of Management Contract between the Trust, on behalf of its GMO Global
                Allocation Absolute Return Fund, and GMO.

    2           Form of Letter Agreement with respect to the IBT Custodian Agreement among the Trust, on behalf of its GMO Global Allocation Absolute Return Fund, GMO
                and IBT.

    3           Form of Letter Agreement with respect to the Transfer Agency Agreement among the Trust, on behalf of its GMO Global Allocation Absolute Return Fund, GMO
                and IBT.

    4           Form of Notification of Obligation to Reimburse Certain Fund Expenses by GMO
                to the Trust.*

    5           Form of Amended and Restated Servicing Agreement between the Trust, on behalf of certain Funds, and GMO.*

    6           Consent of PricewaterhouseCoopers LLP.*

    7           Form of GMO Trust Amended and Restated Distribution and Service Plan (Class
                M).*

    8           Form of Amended and Restated Administration Agreement.*

* To be filed by amendment.